              As filed with the Securities and Exchange Commission
                              on September 26, 2003
                           Registration No. 333-_____

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------
                                    FORM N-14

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|
                Pre-Effective Amendment No. ___                       |_|
                Post-Effective Amendment No. ___                      |_|

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940           |_|
                       Amendment No. ___                              |_|

                        (Check appropriate box or boxes)

                            ------------------------

                         NATIONS SEPARATE ACCOUNT TRUST
               (Exact Name of Registrant as specified in Charter)
                             101 South Tryon Street
                               Charlotte, NC 28255
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 321-7854
                                Robert B. Carroll
                         c/o Bank of America Corporation
                            One Bank of America Plaza
                             101 South Tryon Street
                               Charlotte, NC 28255
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Marco E. Adelfio, Esq.
                             Steven G. Cravath, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                                   Suite 5500
                             Washington, D.C. 20006

It is proposed pursuant to Rule 488 under the Securities Act of 1933 that this filing will become effective on October 26, 2003.

                         NATIONS SEPARATE ACCOUNT TRUST
                              CROSS-REFERENCE SHEET

PART A

ITEM NO.   ITEM CAPTION                        PROSPECTUS CAPTION
--------   ------------                        ------------------

   1       Beginning of Registration           COVER PAGE OF REGISTRATION
           Statement and Outside Front         STATEMENT; CROSS-REFERENCE SHEET;
           Cover Page of Prospectus            FRONT COVER PAGE OF PROXY
                                               STATEMENT/PROSPECTUS

   2       Beginning and Outside Back          TABLE OF CONTENTS
           Cover Page of Prospectus

   3       Fee Table, Synopsis Information,    SUMMARY -- OVERVIEW OF FEES;
           and Risk Factors                    OVERVIEW OF THE
                                               REORGANIZATION AGREEMENT;
                                               OVERVIEW OF INVESTMENT
                                               OBJECTIVES AND PRINCIPAL
                                               INVESTMENT STRATEGIES;
                                               OVERVIEW OF SERVICE
                                               PROVIDERS; OVERVIEW OF
                                               PURCHASE, REDEMPTION,
                                               DISTRIBUTION, EXCHANGE
                                               AND OTHER POLICIES AND
                                               PROCEDURES; OVERVIEW OF
                                               U.S. FEDERAL INCOME TAX
                                               CONSEQUENCES; PRINCIPAL
                                               RISK FACTORS.

   4       Information About                   THE REORGANIZATIONS --
           the Transaction                     DESCRIPTION OF THE
                                               REORGANIZATION AGREEMENT;
                                               BENEFITS OF, AND REASONS FOR,
                                               THE REORGANIZATIONS; BOARD
                                               CONSIDERATION; COMPARISON OF
                                               INVESTMENT MANAGEMENT,
                                               INVESTMENT OBJECTIVES AND
                                               PRINCIPAL INVESTMENT
                                               STRATEGIES; COMPARISON OF
                                               FUNDAMENTAL INVESTMENT POLICIES;
                                               COMPARISON OF FORMS OF BUSINESS
                                               ORGANIZATIONS; COMPARISON OF
                                               ADVISORY AND OTHER SERVICE
                                               ARRANGEMENTS AND FEES; COMPARISON
                                               OF PURCHASE, REDEMPTION,
                                               DISTRIBUTION AND EXCHANGE
                                               POLICIES AND OTHER SHAREHOLDER
                                               TRANSACTIONS AND SERVICES;
                                               MATERIAL U.S. FEDERAL INCOME TAX
                                               CONSEQUENCES; CAPITALIZATION

   5       Information About the Registrant    N/A


   6       Information About the Fund Being    ADDITIONAL INFORMATION ABOUT
           Acquired                            THE TRUSTS

   7       Voting Information                  VOTING MATTERS -- GENERAL
                                               INFORMATION; QUORUM;
                                               SHAREHOLDER APPROVAL;
                                               PRINCIPAL SHAREHOLDERS; ANNUAL
                                               MEETINGS AND SHAREHOLDER MEETINGS

   8       Interest of Certain Persons         NOT APPLICABLE
           and Experts

   9       Additional Information Required     NOT APPLICABLE
           for Reoffering by Persons
           Deemed to be Underwriters

PART B

                                               STATEMENT OF ADDITIONAL
ITEM NO.     ITEM CAPTION                      INFORMATION CAPTION
--------     ------------                      -----------------------

  10         Cover Page                        COVER PAGE

  11         Table of Contents                 TABLE OF CONTENTS

  12         Additional Information About      INCORPORATION OF DOCUMENTS BY
             the Registrant                    REFERENCE IN STATEMENT OF
                                               ADDITIONAL INFORMATION

  13         Additional Information About      INCORPORATION OF DOCUMENTS BY
             the Fund Being Acquired           REFERENCE IN STATEMENT OF
                                               ADDITIONAL INFORMATION

  14         Financial Statements              EXHIBITS TO STATEMENT OF
                                               ADDITIONAL INFORMATION


PART C

ITEM NO.
--------

  15-17 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                               NATIONS FUNDS TRUST
                         NATIONS SEPARATE ACCOUNT TRUST
                            ONE BANK OF AMERICA PLAZA
                             101 SOUTH TRYON STREET
                         CHARLOTTE, NORTH CAROLINA 28255
                            TELEPHONE: (800) 321-7854

                                October 26, 2003

DEAR SHAREHOLDER:

         We are pleased to invite you to special meetings of shareholders of Nations Capital Growth Fund and Nations (Annuity) Capital Growth Portfolio ("Funds"). The meetings will be held jointly at 10:00 a.m., Eastern time, on December 5, 2003, at One Bank of America Plaza, 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina. At the meetings, you will be asked to approve a reorganization ("Reorganization") of your Fund into a corresponding acquiring mutual fund (an "Acquiring Fund") in the Nations Funds family, as shown below:

                                                YOU WOULD RECEIVE SHARES OF THIS
IF YOU OWN SHARES IN THIS FUND                ACQUIRING FUND IN THE REORGANIZATION
----------------------------------------------------------------------------------
Nations Capital Growth Fund             ->    Nations Marsico Growth Fund
    Primary A Shares                               Primary A Shares
    Investor A Shares                              Investor A Shares
    Investor B Shares                              Investor B Shares
    Investor C Shares                              Investor C Shares
----------------------------------------------------------------------------------
Nations (Annuity) Capital Growth        ->    Nations (Annuity) Marsico Growth
Portfolio                                     Portfolio
----------------------------------------------------------------------------------

         Management and the Boards of Trustees believe that each Reorganization offers Fund shareholders the opportunity to invest in an Acquiring Fund with better long-term viability, the potential for superior long-term performance and an improved risk-reward profile (that is, a fund with less performance volatility). In addition, the features and services that are available to you today will continue to be available to you as an Acquiring Fund shareholder after the Reorganization.

         However, in connection with their approval of the Reorganizations, the Boards of Trustees have changed the Funds' investment objectives, principal investment strategies and adviser/sub-adviser structures to align them with those of the Acquiring Funds. Prior to these changes, your Fund had a single investment adviser (Banc of America Capital Management, LLC ("BACAP"). Each Acquiring Fund has both a primary investment adviser (BACAP) and an investment sub-adviser (Marsico Capital Management, LLC ("Marsico Capital")). Marsico Capital and BACAP follow different approaches to investing, as described in the accompanying combined Proxy Statement/Prospectus. In addition, the Acquiring Funds charge a higher investment advisory fee than the Funds. Accordingly, after the Reorganization of your Fund, we expect that you'll pay higher fund fees. Nevertheless, both management and the Boards of Trustees believe that this increase in fees is outweighed by the potential benefits that the Acquiring Funds offer.

         THE BOARDS OF TRUSTEES OF NATIONS FUNDS TRUST AND NATIONS SEPARATE ACCOUNT TRUST UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION OF YOUR FUND.

         If shareholder approval is obtained and the other conditions to the Reorganization are satisfied, it is anticipated that your Fund will be reorganized into its Acquiring Fund on or about December 12, 2003, when Fund shares will be exchanged for shares of the same class of shares of the Acquiring Fund of equal dollar value. It is expected that the exchange of shares in each Reorganization should be tax-free for U.S. federal income tax purposes.

         The formal Notice of Special Meetings, Combined Proxy Statement/Prospectus and Proxy Ballot are enclosed. The Reorganizations and the reasons for the unanimous recommendation of the Boards of Trustees are discussed in more detail in the enclosed materials, which you should read carefully. If you have any questions, please do not hesitate to contact us at the toll-free number set forth above. We look forward to your attendance at the meeting or to receiving your Proxy Ballot so that your shares may be voted at the meeting.

                                     Sincerely,

                                     EDWARD D. BEDARD
                                     President (interim) and Chief Executive
                                     Officer
                                     (interim) of Nations Funds Trust and
                                     Nations Separate Account Trust

         YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY SUBMITTING YOUR PROXY BALLOT TODAY IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU MAY ALSO SUBMIT YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE, AS INDICATED BELOW.

TWO QUICK AND EASY WAYS TO SUBMIT YOUR PROXY

     As a valued Fund shareholder, your proxy vote is important to us. That's why we've made it faster and easier to submit your ballot at your convenience, 24 hours a day. After reviewing the enclosed Combined Proxy Statement/Prospectus ("Proxy/Prospectus") select one of the following quick and easy methods to submit your proxy - accurately and quickly.

                  VOTE ON-LINE                                        VOTE BY TOLL-FREE PHONE CALL
1. Read the enclosed Proxy/Prospectus and have             1. Read the enclosed Proxy/Prospectus and have
   your Proxy Ballot* at hand.                                your Proxy Ballot* at hand.

2. Go to the Web site printed on your proxy ballot         2. Call the toll-free number on your Proxy Ballot.

3. Enter the Control Number found on                       3. Enter the Control Number found on
   your Proxy Ballot.                                         your Proxy Ballot.

4. Submit your proxy using the easy-to-follow              4. Submit your proxy using the easy-to-follow
   instructions.                                              instructions.

* DO NOT MAIL THE PROXY BALLOT IF SUBMITTING YOUR PROXY BY INTERNET OR
TELEPHONE.

                               NATIONS FUNDS TRUST
                         NATIONS SEPARATE ACCOUNT TRUST
                            ONE BANK OF AMERICA PLAZA
                             101 SOUTH TRYON STREET
                         CHARLOTTE, NORTH CAROLINA 28255
                            TELEPHONE: (800) 321-7854

                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                         To Be Held on December 5, 2003

SHAREHOLDERS:

         PLEASE TAKE NOTE THAT special meetings of shareholders of Nations Capital Growth Fund and Nations (Annuity) Capital Growth Portfolio will be held jointly at 10:00 a.m., Eastern time, on December 5, 2003, at One Bank of America Plaza, 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina, for the purpose of considering and voting upon:

         ITEM 1. A proposed agreement and plan of reorganization that provides for the reorganization of Nations Capital Growth Fund and Nations (Annuity) Capital Growth Portfolio into Nations Marsico Growth Fund and Nations (Annuity) Marsico Growth Portfolio, respectively.

         ITEM 2. Such other business as may properly come before the meeting or any adjournment(s).

         Item 1 is described in the attached Combined Proxy
Statement/Prospectus.

         THE BOARDS OF TRUSTEES OF NATIONS FUNDS TRUST AND NATIONS SEPARATE ACCOUNT TRUST UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

         Shareholders of record as of the close of business on September 10, 2003 are entitled to notice of, and to vote at, the meetings or any adjournment(s) thereof.

         SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY BALLOT, WHICH IS BEING SOLICITED BY THE BOARDS OF TRUSTEES OF NATIONS FUNDS TRUST AND NATIONS SEPARATE ACCOUNT TRUST. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETINGS. SHAREHOLDERS ALSO MAY SUBMIT THEIR PROXY: 1) BY TELEPHONE AT THE TOLL-FREE NUMBER SHOWN ON THEIR PROXY BALLOT; OR 2) ON-LINE AT THE WEBSITE PRINTED ON THE PROXY BALLOT. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO NATIONS FUNDS TRUST OR NATIONS SEPARATE ACCOUNT TRUST A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY DATED PROXY OR BY ATTENDING THE MEETINGS AND VOTING IN PERSON.

                                        By Order of the Boards of Trustees,

                                        ROBERT B. CARROLL
                                        Secretary of Nations Funds Trust and
                                        Nations Separate Account Trust

October 26, 2003

                       COMBINED PROXY STATEMENT/PROSPECTUS
                             Dated October 26, 2003

                               NATIONS FUNDS TRUST
                         NATIONS SEPARATE ACCOUNT TRUST
                            ONE BANK OF AMERICA PLAZA
                             101 SOUTH TRYON STREET
                         CHARLOTTE, NORTH CAROLINA 28255
                            TELEPHONE: (800) 321-7854

         FOR EASE OF READING, CERTAIN TERMS OR NAMES THAT ARE USED IN THIS PROXY/PROSPECTUS HAVE BEEN SHORTENED OR ABBREVIATED. A LIST OF THESE TERMS AND THEIR CORRESPONDING FULL NAMES OR DEFINITIONS CAN BE FOUND AT THE END OF THIS PROXY/PROSPECTUS IN APPENDIX A. A shareholder may find it helpful to review the terms and names in Appendix A before reading this Proxy/Prospectus.

         This Proxy/Prospectus, which should be retained for future reference, sets forth concisely information about the proposed Reorganizations, and information about each Acquiring Fund that a shareholder should know before deciding how to vote. It is both a proxy statement for the Meetings and a prospectus offering shares in each Acquiring Fund. It is expected that this Proxy/Prospectus will be mailed to shareholders on or about October 31, 2003.

         Additional information about each Fund and its Acquiring Fund is available in their prospectuses, statements of additional information (or SAIs) and annual and semi-annual reports to shareholders. The information contained in the prospectuses for each Fund and Acquiring Fund is legally deemed to be part of this Proxy/Prospectus and is incorporated by reference. In addition, a copy of the appropriate Acquiring Fund prospectus also accompanies this Proxy/Prospectus. Nations Capital Growth Fund's prospectus and annual report to shareholders for the fiscal year ended March 31, 2003 previously have been mailed to shareholders. Nations (Annuity) Capital Growth Portfolio's prospectus, annual report for the fiscal year ended December 31, 2002 and semi-annual report for the fiscal period ended June 30, 2003 previously have been mailed to shareholders. The SAI relating to this Proxy/Prospectus also is incorporated by reference and is dated October 26, 2003. Additional copies of any of these documents are available without charge by writing to the address given above or by calling (800) 321-7854. These documents also are available on the SEC's website at www.sec.gov.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROXY/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The Meetings have been called to consider the Reorganization Agreement dated as of October 26, 2003 that provides for the Reorganization of each Fund into its respective Acquiring Fund.

         Special Note for Nations Capital Growth Fund Shareholders Only

         Nations Marsico Growth Fund, which is the Acquiring Fund of Nations Capital Growth Fund, is a "feeder" fund in a master/feeder structure where Nations Marsico Growth Master Portfolio of Nations Master Investment Trust serves as the "master" portfolio (the "Master Portfolio"). Because the assets of the Acquiring Fund are invested in the Master Portfolio, investment advisory and sub-advisory services are provided at the Master Portfolio level. In order to avoid confusion of terms, throughout this Proxy Statement the term Acquiring Fund or Nations Marsico Growth Fund should also be considered to refer to Nations Marsico Growth Master Portfolio, where the context requires.

                                TABLE OF CONTENTS

                                                                                                                          Page No.
                                                                                                                          --------
SUMMARY..........................................................................................................             3
         OVERVIEW OF FEES........................................................................................             3
         OVERVIEW OF THE REORGANIZATION AGREEMENT................................................................             3
         OVERVIEW OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES...................................             3
         OVERVIEW OF SERVICE PROVIDERS...........................................................................             4
         OVERVIEW OF PURCHASE, REDEMPTION, DISTRIBUTION, EXCHANGE AND OTHER POLICIES AND PROCEDURES..............             4
         OVERVIEW OF U.S. FEDERAL INCOME TAX CONSEQUENCES........................................................             5
         PRINCIPAL RISK FACTORS..................................................................................             5

THE REORGANIZATIONS..............................................................................................             6
         DESCRIPTION OF THE REORGANIZATION AGREEMENT.............................................................             6
         BOARD CONSIDERATION.....................................................................................             6
         BENEFITS OF, AND REASONS FOR, THE REORGANIZATION........................................................             7
         COMPARISON OF INVESTMENT MANAGEMENT, INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES..........             8
         COMPARISON OF PERFORMANCE...............................................................................            11
         COMPARISON OF FUNDAMENTAL INVESTMENT POLICIES...........................................................            13
         COMPARISON OF FORMS OF BUSINESS ORGANIZATION............................................................            13
         COMPARISON OF ADVISORY AND OTHER SERVICE ARRANGEMENTS AND FEES..........................................            13
         COMPARISON OF PURCHASE, REDEMPTION, DISTRIBUTION AND EXCHANGE POLICIES AND OTHER SHAREHOLDER
               TRANSACTIONS AND SERVICES.........................................................................            14
         MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES...........................................................            14
         CAPITALIZATION..........................................................................................            16

VOTING MATTERS...................................................................................................            17
         GENERAL INFORMATION.....................................................................................            17
         QUORUM..................................................................................................            18
         SHAREHOLDER APPROVAL....................................................................................            18
         PRINCIPAL SHAREHOLDERS..................................................................................            18
         ANNUAL MEETINGS AND SHAREHOLDER MEETINGS................................................................            20

ADDITIONAL INFORMATION ABOUT THE TRUSTS..........................................................................            20
         FINANCIAL STATEMENTS....................................................................................            20
         LEGAL PROCEEDINGS.......................................................................................            20
         OTHER BUSINESS..........................................................................................            22
         SHAREHOLDER INQUIRIES...................................................................................            22

APPENDICES

A - GLOSSARY

B - EXPENSE SUMMARIES OF THE FUNDS AND ACQUIRING FUNDS

C--MANAGEMENT'S DISCUSSION OF THE ACQUIRING FUNDS' PERFORMANCE

                                     SUMMARY

         The following is an overview of certain information relating to the proposed Reorganizations. More complete information is contained throughout the Proxy/Prospectus and its Appendices.

OVERVIEW OF FEES

         The following table shows: (i) the current total operating expense ratios of the Funds; and (ii) the pro forma total operating expense ratios of the Acquiring Funds. The table shows that the pro forma total operating expense ratios of the Acquiring Funds after the Reorganizations are expected to be higher than they are for the Funds. All expense ratios shown are annualized. Pro forma total operating expense ratios are based on the fee arrangements that will be in place upon consummation of the Reorganizations. For more detailed information comparing the fees and expenses of each Fund and Acquiring Fund, see Appendix B.

                                                                                        Pro Forma
                                   Total                                                  Total
                                 Operating                                              Operating
                                  Expense               Acquiring Fund/Share Class       Expense
     Fund/Share Class              Ratios                   Post-Reorganization           Ratios
     ----------------            ---------                  -------------------           ------
Nations Capital Growth Fund                       ->    Nations Marsico Growth Fund
       Primary A Shares            1.03%                       Primary A Shares           1.11%
       Investor A Shares           1.28%                       Investor A Shares          1.36%
       Investor B Shares           2.03%                       Investor B Shares          2.11%
       Investor C Shares           2.03%                       Investor C Shares          2.11%

Nations (Annuity) Capital                         ->    Nations (Annuity) Marsico
Growth Portfolio                   1.00%                Growth Portfolio                  1.14%

OVERVIEW OF THE REORGANIZATION AGREEMENT

         The document that governs the Reorganizations is the Reorganization Agreement. It provides for: (i) the transfer of all of the assets and liabilities of each Fund to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; and (ii) the distribution of the Acquiring Fund shares to Fund shareholders in liquidation of their Fund. In other words, as a result of the Reorganizations, Fund shareholders will become shareholders of the corresponding Acquiring Fund and will hold, immediately after the Reorganizations, Acquiring Fund shares of the same class and having a total dollar value equal to the total dollar value of the Fund shares that the shareholder held immediately before the Reorganizations.

         The Reorganizations are expected to occur on or about December 12, 2003. It is expected that the exchange of Fund shares for corresponding Acquiring Fund shares in the Reorganizations should be tax-free for U.S. federal income tax purposes. Fund shareholders will not pay any sales charge or sales load on the exchange. BACAP and/or its affiliates will bear the customary expenses of each Reorganization. The Funds will bear certain expenses such as brokerage commissions and other transaction charges in connection with the sale of any securities in anticipation of, or as a result of, the Reorganizations.

         For more information about the Reorganizations and the Reorganization Agreement, see "The Reorganizations - Description of the Reorganization Agreement."

OVERVIEW OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

         As described in more detail under "The Reorganizations - Board Consideration," in approving the Reorganizations, the Boards took note that BACAP, as of September 30, 2003, planned to begin downsizing and eventually eliminate its Growth Strategies Team (which then managed the day-to-day investment operations of the

Funds). Marsico Capital agreed to manage the Funds for an interim period between October 1, 2003 and such time as the Funds were reorganized (if approved by shareholders). Accordingly, and in anticipation of the Reorganizations, the Boards approved changes to the Funds' investment objectives and principal investment strategies to align them compatibly with the investment style and approach of Marsico Capital. As a result, each Fund and its Acquiring Fund currently have identical investment objectives and principal investment strategies.

         Prior to October 1, 2003, the investment objectives and principal investment strategies of each Fund and its Acquiring Fund were generally similar
- both the Funds and Acquiring Funds generally sought growth of capital by investing in large-capitalization equity securities. However, there were important differences, particularly in the investment approach employed by the Funds' investment adviser (BACAP) and the Acquiring Funds' investment sub-adviser (Marsico Capital).

         In the case of the Funds, BACAP's Growth Strategies Team identified stocks using both an analytical process and quantitative analysis. Starting with a universe of companies with market capitalization of at least $1 billion, the Team first assessed the investment potential of companies and their industries by evaluating the growth prospects of the company's industry and the company's relative competitive position in the industry. The Team then used quantitative analysis to decide when to invest. Evaluating each company's earnings trends and stock valuations, the Team tried to determine when a company is reasonably valued. In actively managing the Funds, the Team considered the characteristics of the Russell 1000 Growth Index as a general baseline.

         In the case of the Acquiring Funds (and also the Funds currently), co-managers Thomas F. Marsico and James A. Hillary of Marsico Capital (hereinafter referred to as Marsico Capital) use an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends that Marsico Capital has observed. Marsico Capital then employs "bottom-up" stock selection by looking for individual companies with earnings growth potential that may not be recognized by the market at large. In managing the Acquiring Funds, Marsico Capital does not limit itself to any particular capitalization range, although it primarily invests in larger capitalization companies.

         For additional information about the similarities and differences between the investment objectives and principal investment strategies and investment approach of the Funds and Acquiring Funds, see "The Reorganizations - Comparison of Investment Management, Investment Objectives and Principal Investment Strategies."

OVERVIEW OF SERVICE PROVIDERS

         Each Fund and Acquiring Fund currently have identical service providers.

         Prior to October 1, 2003, each Fund and Acquiring Fund had identical service providers, including BACAP as investment adviser, except that the Funds were not additionally served by an investment sub-adviser. Whereas BACAP provided the day-to-day portfolio management services for the Funds, Marsico Capital provides those services to the Acquiring Funds (as well as the Funds currently).

         Please see the chart under "The Reorganizations - Comparison of Advisory and Other Service Arrangements and Fees," and the discussion under "The Reorganizations - Investment Advisory and Sub-Advisory Services and Fees" for more information.

OVERVIEW OF PURCHASE, REDEMPTION, DISTRIBUTION, EXCHANGE AND OTHER POLICIES AND PROCEDURES

         Nations Capital Growth Fund and Nations Marsico Growth Fund each offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. In addition, Nations Marsico Growth Fund offers R Shares (which aren't a part of the Reorganizations). Nations (Annuity) Capital Growth Portfolio and

Nations (Annuity) Marsico Growth Portfolio each offer a single, unnamed class of shares.

         The purchase, redemption, distribution, exchange and other policies and procedures of each share class of the Funds are identical to those of the same share class of the Acquiring Funds. For more information concerning these policies and procedures, see "The Reorganizations - Comparison of Purchase, Redemption, Distribution and Exchange Policies and other Shareholder Transactions and Services."

OVERVIEW OF U.S. FEDERAL INCOME TAX CONSEQUENCES

         An important condition to completing each Reorganization is that the Trusts receive a tax opinion to the effect that although not free from doubt, each Reorganization should qualify as a "reorganization" for U.S. federal income tax purposes. As such, the Reorganizations should not be taxable for these purposes to the Funds, the Acquiring Funds or their shareholders. Holders of the Portfolio's shares through variable annuity and life insurance contracts should not be affected by the Reorganization for U.S. federal income tax purposes.

         Sales of securities by Nations Capital Growth Fund prior to its Reorganization, or by Nations Marsico Growth Fund after the Reorganization, whether in the ordinary course of business or in connection with the Reorganization, could result in taxable distributions to Nations Capital Growth Fund shareholders. It is expected that a portion of Nations Capital Growth Fund's securities will be sold in connection with its Reorganization. It is also expected that the use of a portion of Nations Capital Growth Fund's realized and unrealized losses, if any, will be limited for U.S. federal income tax purposes and the benefit of such losses to Nations Capital Growth Fund shareholders may be diminished as a result of the Reorganization.

         See "The Reorganizations - Material U.S. Federal Income Tax Consequences" for additional information.

PRINCIPAL RISK FACTORS

         The following principal investment risks are relevant to an investment in the Funds and the Acquiring Funds:

     - Investment strategy risk - Marsico Capital chooses stocks for the Funds and Acquiring Funds, respectively, that they believe have growth potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.

     - Stock market risk - The value of the stocks the Funds and the Acquiring Funds hold can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

     - Technology and technology-related risk - The Funds and Acquiring Funds may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

     - Foreign investment risk - The Funds and Acquiring Funds may invest up to 25% of their assets in foreign securities (Prior to October 1, 2003, the Funds could only invest up to 20% of their assets in foreign securities). Accordingly, the Funds and Acquiring Funds may be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

     - Investing in Nations Marsico Growth Master Portfolio - Nations Marsico Growth Fund, which is the Acquiring Fund of Nations Capital Growth Fund, is a "feeder" fund in a master/feeder structure where Nations Marsico Growth Master Portfolio of Nations Master Investment Trust serves as the "master" portfolio (the "Master Portfolio"). Other mutual funds and eligible investors can buy beneficial interests in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Acquiring Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses. The Acquiring Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Acquiring Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Acquiring Fund might also have to pay brokerage, tax or other charges.

                               THE REORGANIZATIONS

DESCRIPTION OF THE REORGANIZATION AGREEMENT

         As noted in the Summary, the Reorganization Agreement is the governing document of the Reorganization. Among other things, it provides for: (i) the transfer of all of the assets and liabilities of each Fund to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; and (ii) the distribution of the Acquiring Fund shares to Fund shareholders in liquidation of the Fund. The Reorganization Agreement also sets forth representations and warranties of the parties, describes the mechanics of the transaction and includes a number of conditions to the completion of the Reorganization, such as the requirement that a good standing certificate be obtained by each party and that no stop-orders or similar regulatory barriers have been issued by the SEC. The completion of the Reorganization also is conditioned upon each Trust receiving an opinion from Morrison & Foerster LLP to the effect that the Reorganization should qualify as a "reorganization" for U.S. federal income tax purposes.

         The Reorganization Agreement provides that either Reorganization may be abandoned at any time before Closing by a party if any condition is not satisfied or otherwise by mutual consent of the parties. At any time before or (to the extent permitted by law) after approval of the Reorganization Agreement by Fund shareholders: (i) the parties may, by written agreement authorized by a Board, and with or without the approval of Fund shareholders, amend any of the provisions of the Reorganization Agreement; and (ii) either party may waive any default by the other party for the failure to satisfy any of the conditions to its obligations (the waiver to be in writing and authorized by the appropriate Board with or without the approval of shareholders).

         At Closing, all outstanding shares of each Fund will be canceled. Exchange or redemption requests received thereafter will be deemed to be exchange or redemption requests for shares of the corresponding Acquiring Fund. The Reorganization Agreement provides that BACAP and/or its affiliates will bear the customary expenses associated with each Reorganization. The Funds will bear certain expenses such as brokerage commissions and other transaction charges in connection with the sale of any securities in anticipation of, or as a result of, the Reorganizations.

         A copy of the Reorganization Agreement is available at no charge by calling (800) 321-7854 or writing the Trust at the address listed on the first page of the Proxy/Prospectus. A copy of the Reorganization Agreement is also available at the SEC's website (www.sec.gov).

BOARD CONSIDERATION

         In August 2003, BACAP advised the Boards that it planned, as part of personnel realignment, to begin downsizing and eventually eliminate its Growth Strategies Team, which provided day-to-day investment management services to the Funds. Partly as a result of this realignment of personnel at BACAP, Fund management proposed to the Boards, and the Boards approved, that as of October 1, 2003, Marsico Capital be appointed investment sub-adviser to the Funds and that the Funds' investment objectives and principal investment strategies be aligned with those of the Acquiring Funds so that they could be made more compatible with the current investment style and approach of Marsico Capital. Marsico Capital agreed to manage the Funds for the interim period between October 1, 2003 and such time as the Funds are reorganized (assuming shareholder approval). Shareholder approval was not needed to effect these steps. However, shareholder approval is needed to consummate the Reorganizations. If the Reorganizations are not approved by shareholders, the Boards would then consider what alternatives are available for the Funds, including whether to begin the process of liquidating the Funds in light of the viability concerns described below.

         At meetings held on August 27, 2003, the Boards considered and unanimously approved the Reorganization Agreement and recommended that Fund shareholders vote for it at the Meetings. During deliberations, the Boards (with the advice and assistance of independent counsel) reviewed and considered, among other things: (1) the Reorganizations as a result both of the downsizing and eventual elimination of BACAP's Growth Strategies Team, and also as part of a continuing initiative to streamline and improve the offerings of the Nations Funds family; (2) various potential shareholder benefits of the Reorganizations and the Reorganization Agreement; (3) the current asset levels of the Funds and the combined pro forma asset levels of their corresponding Acquiring Funds; (4) the historical performance results of the Funds and their corresponding Acquiring Funds; (5) the prior investment objectives and principal investment strategies of the Funds and investment approaches employed by the BACAP Growth Strategies Team, and their relative compatibility with the investment objectives and principal investment strategies of the Acquiring Funds and investment approaches employed by Marsico Capital; (6) the historical performance volatility of the Funds (as managed by BACAP's Growth Strategies Team) compared with that of the Acquiring Funds (as managed by Marsico Capital); (7) the fact that Fund shareholders will experience no change in shareholder services; (8) the fact that the Acquiring Funds are expected to have a higher investment advisory fee and, accordingly, higher total operating expense ratios than their corresponding Funds; (9) the expected U.S. federal income tax consequences of the Reorganizations, including limitations on the use of realized and unrealized losses for U.S. federal income tax purposes and the potential diminution of the ability to use such losses to offset future gains; (10) the substantial overlap of common holdings (as of September 10, 2003 there was a correlation of portfolio holdings between each Fund and Acquiring Fund, representing over 67% of each Funds' assets); (11) the potential costs of repositioning Fund assets, either in anticipation of the Reorganizations or after the Reorganizations; (12) that the Funds would bear the expenses associated with the Reorganizations; and
(13) the potential benefits of the Reorganizations to other persons, including BACAP and its affiliates (e.g., the benefit of consolidating resources within BACAP and its affiliates (including Marsico Capital), and the retention by Marsico Capital of the increased portion of the investment advisory fees).

         At special telephonic meetings held on September 19, 2003, the Boards again considered the Reorganizations and concluded that each Reorganization, on balance, was in the best interest of shareholders. The Boards considered the factors enumerated in the paragraph above, evaluating them in light of the developments described under "Additional Information About the Trusts--Legal Proceedings." The Boards also considered the additional fact that BACAP agreed that either it or its affiliates would assume the customary costs of each Reorganization.

         Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Trustees, including all of the non-interested Trustees, determined that participation in the Reorganizations, as contemplated by the Reorganization Agreement, was in the best interests of both the Funds and the Acquiring Funds, and that the interests of the Funds' shareholders would not be diluted as a result of the Reorganizations.

BENEFITS OF, AND REASONS FOR, THE REORGANIZATION

         Management and the Boards have proposed the Reorganizations both as result of the elimination of BACAP's Growth Strategies Team and as part of a continuing initiative to streamline and improve the offerings of the Nations Funds family. This involves seeking to offer funds that can achieve long-term viability and offer the potential for superior long-term performance and less performance volatility.

     - ACHIEVING LONG-TERM VIABILITY. The Reorganizations will combine each Fund's assets with those of its Acquiring Fund, resulting in combined portfolios that are significantly larger than the Funds. Generally, the larger a mutual fund, the better the chance that it will exist viably over the long-term. This is true because larger mutual funds have more buying power (for example, they can purchase round lots of securities and often negotiate better securities contracts) and are generally less negatively impacted by abrupt asset inflows and redemptions.

         Nations Capital Growth Fund has experienced net redemptions for nine of the last eleven years, including six years in a row (1998-2003). If the Fund were to continue to experience net redemptions, the Fund's viability could eventually come under question. The Reorganizations would allow Fund shareholders the opportunity to be invested in a combined Acquiring Fund that could offer the benefits that come with larger asset size.

     - THE POTENTIAL FOR SUPERIOR LONG-TERM PERFORMANCE AND LESS PERFORMANCE VOLATILITY. Management and the Boards believe that the net redemptions described above have been due in large part to the Funds' relative underperformance. The Acquiring Funds have outperformed their respective corresponding Funds and also the Lipper Large Cap Growth Category and the S&P 500 for every standardized performance period since their inception. Although past performance can be no guarantee of future results, past performance can help a shareholder compare the relative risks of investing in a fund and also how a particular portfolio manager's style has been implemented over a period of time.

         The Acquiring Funds also have had less volatility than the Funds--that is to say, the Acquiring Funds have had steadier historical performance results. Management and the Boards believe that this is more in keeping with what Nations Funds family shareholders have come to expect.

   THE BOARDS UNANIMOUSLY RECOMMEND THAT FUND SHAREHOLDERS VOTE TO APPROVE THE
                            REORGANIZATION AGREEMENT.

COMPARISON OF INVESTMENT MANAGEMENT, INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

         Each Fund and its Acquiring Fund currently have identical investment objectives and principal investment strategies.

         Prior to October 1, 2003, the investment objectives and principal investment strategies of each Fund and its Acquiring Fund were generally similar
- both the Funds and Acquiring Funds generally sought growth of capital by investing in large-capitalization equity securities. However, there were important differences, particularly in the investment approach employed by the Funds' investment adviser (BACAP) and the Acquiring Funds' investment sub-adviser (Marsico Capital), as shown below.

                               NATIONS CAPITAL GROWTH FUND                                NATIONS MARSICO GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT        The Fund seeks growth of capital by investing in          The Acquiring Fund seeks long-term growth of
OBJECTIVE         companies that are believed to have superior              capital.
                  earnings growth potential.
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL         The Fund normally invests at least 65% of its             The Acquiring Fund invests all of its assets in
INVESTMENT        assets in common stocks of companies that have one        Nations Marsico Growth Master Portfolio (the
STRATEGIES        or more of the following characteristics:                 Master Portfolio). The Master Portfolio has the
                                                                            same investment objective as the Acquiring Fund.

                      -    above-average earnings growth compared
                           with the Russell 1000 Growth Index               The Master Portfolio invests primarily in equity
                                                                            securities of large capitalization companies that
                      -    established operating histories, strong          are selected for their growth potential. It
                           balance sheets and favorable financial           generally holds a core position of between 35 and
                           performance                                      50 securities. It may hold up to 25% of its assets
                                                                            in foreign securities.
                      -    above-average return on equity compared
                           with the Russell 1000 Growth Index

                  The Fund may also invest up to 20% of its assets in
                  foreign securities.
------------------------------------------------------------------------------------------------------------------------------
APPROACH TO       The Fund may also invest in securities that aren't        The Master Portfolio may also invest in securities
INVESTING AND     part of its principal investment strategies, but          that aren't part of its principal investment
SELLING           it won't hold more than 10% of its assets in any          strategies, but it won't hold more than 10% of its
                  one type of these securities. These securities are        assets in any one type of these securities. These

                               NATIONS CAPITAL GROWTH FUND                                NATIONS MARSICO GROWTH FUND
                  described in the SAI.                                     securities are described in the SAI.

                  The team identifies stocks using a disciplined            Marsico Capital uses an approach that combines
                  analytical process. Starting with a universe of           "top-down" economic analysis with "bottom-up"
                  companies with market capitalization of at least          stock selection. The "top-down" approach takes
                  $1 billion, the team assesses the investment              into consideration such macroeconomic factors as
                  potential of these companies and their industries         interest rates, inflation, the regulatory
                  by evaluating:                                            environment and the global competitive landscape.
                                                                            In addition, Marsico Capital also examines such
                      -    the growth prospects of the company's            factors as the most attractive global investment
                           industry                                         opportunities, industry consolidation and the
                                                                            sustainability of economic trends. As a result of
                      -    the company's relative competitive               the "top-down" analysis, Marsico Capital
                           position in the industry                         identifies sectors, industries and companies which
                                                                            it believes should benefit from the overall trends
                  The team believes that this analysis identifies           that Marsico Capital has observed.
                  companies with favorable long-term growth
                  potential, competitive advantages and sensible            Marsico Capital then looks for individual
                  business strategies. The team then uses                   companies with earnings growth potential that may
                  quantitative analysis to decide when to invest,           not be recognized by the market at large. In
                  evaluating each company's earnings trends and             determining whether a particular company is
                  stock valuations, among other things, to try to           suitable for investment, Marsico Capital focuses
                  determine when it is reasonably valued.                   on a number of different attributes including the
                                                                            company's specific market expertise or dominance,
                  In actively managing the portfolio, the team              its franchise durability and pricing power, solid
                  considers the characteristics of the Russell 1000         fundamentals (e.g., a strong balance sheet,
                  Growth Index as a general baseline. The index             improving returns on equity, the ability to
                  characteristics evaluated by the team include risk        generate free cash flow, apparent use of
                  and sector diversification, as well as individual         conservative accounting standards and transparent
                  securities holdings. The team may sell a security         financial disclosure), strong and ethical
                  when its price reaches a target set by the team,          management, apparent commitment to shareholder
                  the company's growth prospects are deteriorating,         interests and reasonable valuations in the context
                  when the team believes other investments are more         of projected growth rates. This is called
                  attractive, or for other reasons.                         "bottom-up" stock selection.

                  The team may use various strategies, consistent           As part of this fundamental, "bottom-up" research,
                  with the Fund's investment objective, to try to           Marsico Capital may visit with various levels of a
                  reduce the amount of capital gains distributed to         company's management as well as with its
                  shareholders. For example, the team:                      customers, suppliers and competitors. Marsico
                                                                            Capital also prepares detailed earnings and cash
                      -    may limit the number of buy and sell             flow models of companies. These models permit
                           transactions it makes                            Marsico Capital to project earnings growth and
                                                                            other important characteristics under different
                      -    may try to sell shares that have the             scenarios. Each model is customized to follow a
                           lowest tax burden on shareholders                particular company and is intended to replicate
                                                                            and describe a company's past, present and future
                      -    may offset capital gains by selling              performance. The models include quantitative
                           securities to realize a capital loss             information and detailed narratives that reflect
                                                                            updated interpretations of corporate data.
                  While the Fund may try to manage its capital gain
                  distributions, it will not be able to completely          Marsico Capital may sell a security when it
                  avoid making taxable distributions. These                 believes there is a deterioration in the company's
                  strategies also may be affected by changes in tax         financial situation, the security is overvalued,
                  laws and regulations, or by court decisions.              when there is a negative development in the

                               NATIONS CAPITAL GROWTH FUND                                NATIONS MARSICO GROWTH FUND

                                                                            company's competitive, regulatory or economic
                                                                            environment, or for other reasons.

                        NATIONS (ANNUITY) CAPITAL GROWTH PORTFOLIO              NATIONS (ANNUITY) MARSICO GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT        The Fund seeks growth of capital by investing in          The Acquiring Fund seeks long-term growth of
OBJECTIVE         companies that are believed to have superior earnings     capital.
                  growth potential.
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL         The Fund normally invests at least 65% of its             The Acquiring Fund invests primarily in equity
INVESTMENT        assets in common stocks of companies that have one        securities of large capitalization companies that
STRATEGIES        or more of the following characteristics:                 are selected for their growth potential. It
                                                                            generally holds a core position of between 35 and
                      -    above-average earnings growth compared           50 securities. It may hold up to 25% of its assets
                           with the Russell 1000 Growth Index               in foreign securities.

                      -    established operating histories, strong
                           balance sheets and favorable financial
                           performance

                      -    above-average return on equity compared
                           with the Russell 1000 Growth Index

                  The Fund may also invest up to 20% of its assets in
                  foreign securities.
------------------------------------------------------------------------------------------------------------------------------
APPROACH TO       The Fund may also invest in securities that aren't        The Acquiring Fund may also invest in securities
INVESTING AND     part of its principal investment strategies, but          that aren't part of its principal investment
SELLING           it won't hold more than 10% of its assets in any          strategies, but it won't hold more than 10% of its
                  one type of these securities. These securities            assets in any one type of these securities. These
                  are described in the SAI.                                 securities are described in the SAI.

                  The team identifies stocks using a disciplined            Marsico Capital uses an approach that combines
                  analytical process. Starting with a universe of           "top-down" economic analysis with "bottom-up"
                  companies with market capitalization of at least          stock selection. The "top-down" approach takes
                  $1 billion, the team assesses the investment              into consideration such macroeconomic factors as
                  potential of these companies and their industries         interest rates, inflation, the regulatory by
                  evaluating:                                               environment and the global competitive landscape.
                                                                            In addition, Marsico Capital also examines such
                      -    the growth prospects of the company's            factors as the most attractive global investment
                           industry                                         opportunities, industry consolidation and the
                                                                            sustainability of economic trends. As a result of
                      -    the company's relative competitive               the "top-down" analysis, Marsico Capital
                           position in the industry                         identifies sectors, industries and companies which
                                                                            it believes should benefit from the overall trends
                  The team believes that this analysis identifies           that Marsico Capital has observed.
                  companies with favorable long-term growth
                  potential, competitive advantages and sensible            Marsico Capital then looks for individual
                  business strategies. The team then uses                   companies with earnings growth potential that may
                  quantitative analysis to decide when to invest,           not be recognized by the market at large. In
                  evaluating each company's earnings trends and             determining whether a particular company is
                  stock valuations, among other things, to try to           suitable for investment, Marsico Capital focuses
                  determine when it is reasonably valued.                   on a number of different attributes including the
                                                                            company's specific market expertise or dominance,
                  In actively managing the portfolio, the team              its franchise durability and pricing power, solid
                  considers the characteristics of the Russell 1000         fundamentals (e.g., a strong balance


                        NATIONS (ANNUITY) CAPITAL GROWTH PORTFOLIO              NATIONS (ANNUITY) MARSICO GROWTH PORTFOLIO
                  Growth Index as a general baseline. The index             sheet, improving returns on equity, the ability to
                  characteristics evaluated by the team include risk        generate free cash flow, apparent use of
                  and sector diversification, as well as individual         conservative accounting standards and transparent
                  securities holdings.                                      financial disclosure), strong and ethical
                                                                            management, apparent commitment to shareholder
                  The team may sell a security when its price               interests and reasonable valuations in the context
                  reaches a target set by the team, the company's           of projected growth rates. This is called
                  growth prospects are deteriorating, when the team         "bottom-up" stock selection.
                  believes other investments are more attractive, or
                  for other reasons.
                                                                            As part of this fundamental, "bottom-up" research,
                                                                            Marsico Capital may visit with various levels of a
                                                                            company's management as well as with its customers,
                                                                            suppliers and competitors. Marsico Capital also
                                                                            prepares detailed earnings and cash flow models of
                                                                            companies. These models permit Marsico Capital to
                                                                            project earnings growth and other important
                                                                            characteristics under different scenarios. Each
                                                                            model is customized to follow a particular company
                                                                            and is intended to replicate and describe a
                                                                            company's past, present and future performance. The
                                                                            models include quantitative information and
                                                                            detailed narratives that reflect updated
                                                                            interpretations of corporate data.

                                                                            Marsico Capital may sell a security when it
                                                                            believes there is a deterioration in the company's
                                                                            financial situation, the security is overvalued,
                                                                            when there is a negative development in the
                                                                            company's competitive, regulatory or economic
                                                                            environment, or for other reasons.

COMPARISON OF PERFORMANCE

         Set forth below is a comparison of the performance of the Funds with that of the Acquiring Funds:

         NATIONS CAPITAL GROWTH FUND AND NATIONS MARSICO GROWTH FUND

         The following bar chart and table show you how the Fund and Acquiring Fund have performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

NATIONS CAPITAL GROWTH FUND

                1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
                ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                7.53%   -1.55%   28.56%   18.29%   30.36%   29.73%   23.57%   -12.17%  -15.75%  -30.63%



               *Year-to-date return as of June 30, 2003:  12.59%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1998:           28.21%
         WORST: 3RD QUARTER 2001:         -18.79%

NATIONS MARSICO GROWTH FUND

                1998     1999     2000     2001     2002
                ----     ----     ----     ----     ----
               38.62%   52.11%   -15.47%  -19.76%  -15.29%



               *Year-to-date return as of June 30, 2003:  12.45%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:           35.19%
         WORST: 3RD QUARTER 2001:         -17.33%

         Average annual total return as of December 31, 2002

         The table shows the Fund and Acquiring Fund's Primary A Shares average annual total returns (i) before taxes, (ii) after taxes on distributions and
(iii) after taxes on distributions and sale of shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts.

The table also shows the average annual total return before taxes for Investor A, Investor B and Investor C Shares of the Fund and Acquiring Fund, however, it does not show after-tax returns for those classes and those classes' after-tax returns each will vary from the after-tax returns shown for the Primary A Shares of the Fund and Acquiring Fund.

The table also compares the returns of the Fund for each period with the Russell 1000 Growth Index (an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole). It also compares the returns of the Acquiring Fund for each period with the S&P 500 (an unmanaged index of 500 widely held common stocks weighted by market capitalization). Neither index is available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                                                         LIFE OF
                                                                    1 YEAR       5 YEARS      10 YEARS    FUND*
-----------------------------------------------------------------------------------------------------------------
Nations Capital Growth Fund Primary A Shares Returns Before
  Taxes                                                             -30.43%       -3.55%       5.88%      6.51%
Nations Marsico Growth Fund Primary A Shares Returns Before
  Taxes                                                             -15.08%        4.05%        n/a       4.05%
-----------------------------------------------------------------------------------------------------------------
Nations Capital Growth Fund Primary A Shares Returns After
  Taxes on Distributions                                            -30.43%       -5.57%       2.98%      3.65%
Nations Marsico Growth Fund Primary A Shares Returns After
  Taxes on Distributions                                            -15.08%        3.97%        n/a       3.97%
-----------------------------------------------------------------------------------------------------------------
Nations Capital Growth Fund Primary A Shares Returns After
  Taxes on Distributions and Sale of Fund Shares                    -18.69%        1.99%       4.85%      5.40%
Nations Marsico Growth Fund Primary A Shares Returns After
  Taxes on Distributions and Sale of Acquiring Fund Shares           -9.26%        3.27%        n/a       3.27%
-----------------------------------------------------------------------------------------------------------------
Nations Capital Growth Fund Investor A Shares Returns Before
  Taxes                                                             -34.61%       -4.96%       5.00%      5.64%
Nations Marsico Growth Fund Investor A Shares Returns Before
  Taxes                                                             -20.15%        2.69%        n/a       2.69%
-----------------------------------------------------------------------------------------------------------------
Nations Capital Growth Fund Investor B Shares Returns Before
  Taxes                                                             -34.51%       -4.73%        n/a       5.28%
Nations Marsico Growth Fund Investor B Shares Returns Before
  Taxes                                                             -20.13%        2.84%        n/a       2.84%
-----------------------------------------------------------------------------------------------------------------
Nations Capital Growth Fund Investor C Shares Returns Before
  Taxes                                                             -31.83%       -4.55%       4.92%      5.54%
Nations Marsico Growth Fund Investor C Shares Returns Before
  Taxes                                                             -16.76%        3.21%        n/a       3.21%
-----------------------------------------------------------------------------------------------------------------
S&P 500 (reflects no deductions for fees, expenses or taxes)        -22.09%       -0.58%        n/a      -0.58%
-----------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index (reflects no deductions for fees,
  expenses or taxes)                                                -27.88%       -3.84%       6.70%      7.24%

*The inception date of Nations Capital Growth Fund's Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares is September 30, 1992, October 2, 1992, June 7, 1993 and October 2, 1992, respectively. The return for the index shown is from the inception of Investor A Shares. The inception date of Nations Marsico Growth Fund's Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares is December 31, 1997. The return for the index shown is from that date.

         NATIONS (ANNUITY) CAPITAL GROWTH PORTFOLIO AND NATIONS (ANNUITY) MARSICO GROWTH PORTFOLIO

         The following bar chart and table show you how the Fund and Acquiring Fund have performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

NATIONS (ANNUITY) CAPITAL GROWTH PORTFOLIO

                1999     2000     2001     2002
                ----     ----     ----     ----
               18.27%   -11.51%  -11.91%  -30.06%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST: 4TH QUARTER 2001:           15.61%
         WORST: 2ND QUARTER 2002:         -18.61%


NATIONS (ANNUITY) MARSICO GROWTH PORTFOLIO

                1999     2000     2001     2002
                ----     ----     ----     ----
               55.10%   -12.42%  -17.63%  -16.13%


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST: 4TH QUARTER 1999:           16.77%
         WORST: 2ND QUARTER 2001:         -16.31%


         Average annual total return as of December 31, 2002

         The table shows the Fund's average annual total return for each period, compared with the Russell 1000 Growth Index (an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole) and the Acquiring Fund's average annual total return for each period, compared with the S&P 500 (an unmanaged index of 500 widely held common stocks weighted by market capitalization)

                                                                                                        LIFE OF
                                                                  1 YEAR      5 YEARS      10 YEARS      FUND*
---------------------------------------------------------------------------------------------------------------
Nations Capital Growth Portfolio                                  -30.06%       n/a          n/a         -6.71%
Nations Marsico Growth Portfolio                                  -22.09%       n/a          n/a          2.84%
---------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index (reflects no deductions or expenses)    -27.88%       n/a          n/a         -6.84%
S&P 500 (reflects no deductions for fees or expenses)             -22.09%       n/a          n/a         -3.30%

*The inception date of Nations Marsico Growth Portfolio is March 27, 1998. The return for the index shown is from that date. The inception date of Nations Capital Growth Portfolio is March 27, 1998. The returns for the index shown are from that date.

COMPARISON OF FUNDAMENTAL INVESTMENT POLICIES

         A fundamental policy is typically an investment limitation or restriction that cannot be changed without shareholder approval. The Funds and their corresponding Acquiring Funds have identical fundamental investment policies and can be found in the Funds' and Acquiring Funds' statements of additional information, which are available to shareholders at no cost by contacting the Funds at the address or toll-free telephone number shown on the front cover of the Proxy/Prospectus.

COMPARISON OF FORMS OF BUSINESS ORGANIZATION

         Nations Capital Growth Fund and Nations Marsico Growth Fund are each series of Nations Funds Trust, which is a Delaware statutory trust. Accordingly, they are governed by identical provisions of Delaware state law and by the same Amended and Restated Declaration of Trust.

         Nations (Annuity) Capital Growth Portfolio and Nations (Annuity) Marsico Growth Portfolio are each series of Nations Separate Account Trust, which is a Delaware statutory trust. Accordingly, they are governed by identical provisions of Delaware state law and by the same Amended and Restated Declaration of Trust.

COMPARISON OF ADVISORY AND OTHER SERVICE ARRANGEMENTS AND FEES

         The Funds and the Acquiring Funds currently have identical service providers. Immediately after the Reorganizations, these service providers are expected to continue to serve the Acquiring Funds in the capacities indicated below.

         Prior to October 1, 2003 the Funds and the Acquiring Funds had identical service provides, except that the Funds were not served by an investment sub-adviser.

         Service Providers for the Funds and the Acquiring Funds

Investment Adviser                   BACAP
Investment Sub-Adviser:              Marsico Capital for the Funds and Acquiring
                                     Funds; no investment sub-adviser for the
                                     Funds prior to October 1, 2003
Distributor                          BACAP Distributors
Administrator                        BACAP Distributors
Sub-Administrator                    The Bank of New York
Custodian                            The Bank of New York
Independent Accountants              PricewaterhouseCoopers LLP

         BACAP serves as the investment adviser for the Funds and the Acquiring Funds. The Funds pay an investment advisory fee of 0.65%, computed daily and paid monthly, to BACAP based on its average daily net assets. The Acquiring Funds pay an investment advisory fee of 0.75%, computed daily and paid monthly, to BACAP based on its average daily net assets. BACAP pays Marsico Capital investment sub-advisory fees from the investment advisory fees it receives from the Funds and Acquiring Funds. Prior to October 1, 2003, the Funds had no investment sub-adviser.

         The investment adviser and/or some of its other service providers for Nations (Annuity) Capital Growth Portfolio have agreed to limit total annual operating expenses to 1.00% until April 30, 2004. If the Reorganization of Nations (Annuity) Capital Growth Portfolio is consummated, there is no agreement in place to limit the total annual operating expenses of its Acquiring Fund. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery. The corresponding Acquiring Fund - Nations (Annuity) Marsico Growth Portfolio - does not have any expense limitations currently in place.

         BACAP is a wholly-owned subsidiary of Bank of America, which in turn is an indirect wholly-owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. The principal office of BACAP is One Bank of America Plaza, Charlotte, N.C. 28255.

         Marsico Capital is located at 1200 17th Street, Suite 1300, Denver, CO 80202. Thomas F. Marsico is Chairman and Chief Executive Officer of Marsico Capital. Prior to forming Marsico Capital in September 1997, Mr. Marsico had 18 years of experience as a securities analyst/portfolio manager. Marsico Capital is a wholly-owned subsidiary of Bank of America.

COMPARISON OF PURCHASE, REDEMPTION, DISTRIBUTION AND EXCHANGE POLICIES AND OTHER SHAREHOLDER TRANSACTIONS AND SERVICES

         After the Reorganizations, Fund shareholders will hold shares of the same class of the Acquiring Fund that they held in the Fund prior to the Reorganization. For example, a Fund shareholder who owns Investor A shares will, immediately after the Fund's Reorganization, hold Investor A shares in the corresponding Acquiring Fund. Accordingly, all of the purchase, redemption, distribution and exchange policies as well as other shareholder transactions and services applicable to a shareholder's share class will remain unaffected and unchanged by the Reorganizations. No sales charges or sales loads will be imposed in connection with the exchange of shares in the Reorganizations.

MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES

         The following discussion summarizes the material U.S. federal income tax consequences of the Reorganizations that are applicable to Fund shareholders. It is based on the Code, applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganizations. A Fund shareholder's tax treatment may vary depending upon its particular situation. A Fund shareholder also may be subject to special rules not discussed below if it is a certain kind of Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

         Neither Trust has requested or will request an advance ruling from the Internal Revenue Service as to the U.S. federal income tax consequences of the Reorganizations or any related transaction. The Internal Revenue Service could adopt positions contrary to those discussed below and such positions could be sustained. Fund shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences of the Reorganizations to them, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

         The obligation of the Trusts to consummate the Reorganizations are conditioned upon their receipt of an opinion of Morrison & Foerster LLP substantially to the effect that each Reorganization should be treated as a "reorganization" under Section 368(a) of the Code and that each Fund and the corresponding Acquiring Fund should be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to each Reorganization. Provided that the Reorganizations so qualify and the Funds and Acquiring Funds are so treated, for U.S. federal income tax purposes, with respect to each Reorganization, generally:

         - Neither the Fund nor the corresponding Acquiring Fund should recognize any gain or loss as a result of the Reorganization.

         - A Fund shareholder should not recognize any gain or loss as a result of the receipt of corresponding Acquiring Fund shares in exchange for such shareholder's Fund shares pursuant to the Reorganization.

         - A Fund shareholder's aggregate tax basis in the corresponding Acquiring Fund shares received pursuant to the Reorganization should equal such shareholder's aggregate tax basis in Fund shares held immediately before the Reorganization.

         - A Fund shareholder's holding period for the corresponding Acquiring Fund shares received pursuant to the Reorganization should include the period during which the shareholder held Fund shares.

However, holders of Nations (Annuity) Capital Growth Portfolio shares through variable annuity and life insurance contracts should not be affected for U.S. federal income tax purposes by the Portfolio's Reorganization, regardless of whether the Reorganization qualifies as a "reorganization" for such purposes.

         The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by each Trust, including representations in a certificate to be delivered by the management of each Trust, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion. In addition, the tax opinion will state that the tax treatment of each Reorganization for U.S. federal income tax purposes is not free from doubt. In order for each Reorganization to qualify as a "reorganization" for U.S. federal income tax purposes, among other things, each Acquiring Fund must satisfy a "continuity of business enterprise" requirement. To satisfy this requirement, each Acquiring Fund must either continue to hold a "substantial portion" of the corresponding Fund's historic securities or continue the corresponding Fund's "historic business." Because most of the securities held by the Funds selected by BACAP may be sold in order to reinvest the proceeds of such sales in the securities selected by Marsico Capital, the requirement may only be met if the Acquiring Fund is deemed to continue the historic business of the corresponding Fund. Based upon representations by management to the effect that each Fund is generally similar to the corresponding Acquiring Fund under all the facts and circumstances, taking into account the Funds' and Acquiring Funds' historic investment objectives, policies and procedures, portfolio turnover rates and portfolio overlap, the tax opinion will state that the continuity of business enterprise requirement should be met in the Reorganizations. Nonetheless, as a result of the absence of authority on point, this conclusion is not free from doubt.

         Nations Marsico Growth Fund's ability to use any capital loss carryforwards and, potentially, any unrealized capital losses, once realized in the hands of Nations Marsico Growth Fund will be subject to an annual limitation, such that losses in excess of the limitation cannot be used in the taxable year and must be carried forward. The limitation generally equals the product of the net asset value of Nations Capital Growth Fund at the time of its Reorganization and the "long-term tax-exempt rate," published by the Internal Revenue Service, in effect at such time. Because capital loss carryforwards generally expire eight taxable years following realization (including the short taxable year resulting from this Reorganization), this limitation also may cause some or all of Nations Capital

Growth Fund's losses to be unusable or increase the amount of such losses that would otherwise be unusable. As of the date of this Proxy/Prospectus, Nations Capital Growth Fund has sufficiently small capital loss carryforwards and unrealized capital losses that it does not appear that this limitation would materially affect Nations Marsico Growth Fund's use of such losses. However, since the actual limitation cannot be determined until the time of the Reorganization, no assurance can be given to this effect. Although Nations Capital Growth Fund shareholders will benefit from any capital loss carryforwards and unrealized capital losses of Nations Marsico Growth Fund, Nations Capital Growth Fund's losses that remain available to Nations Marsico Growth Fund will inure to the benefit to both Nations Capital Growth Fund and Nations Marsico Growth Fund shareholders. Therefore, a Nations Capital Growth Fund shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would if the Reorganization did not occur. Since holders of Nations (Annuity) Capital Growth Portfolio shares through variable annuity and life insurance contracts are only taxed on those shares through their contracts, such holders are not affected by realized or unrealized losses within the Portfolio or any limitations on the use of those losses as a result of its Reorganization.

         Since its formation, each of the Funds and Acquiring Funds believes it has qualified as a separate "regulated investment company" under the Code. Accordingly, each of the Funds and Acquiring Funds believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its taxable income and gains to its shareholders. Prior to the Reorganizations, the Funds generally are required to make or declare one or more distributions of its previously undistributed net investment income and realized capital gains, including capital gains on securities disposed of in connection with the Reorganizations. A Fund shareholder must include any such distributions in such shareholder's taxable income.

CAPITALIZATION

         The following table shows the net assets, shares outstanding and net asset value per share of the Funds and Acquiring Funds. This information is generally referred to as "capitalization." The term "pro forma capitalization" means the expected capitalization of the Acquiring Funds after they have combined with their corresponding Funds, i.e., as if the Reorganizations had already occurred.

         This capitalization table is based on figures as of September 10, 2003. The ongoing investment performance and daily share purchase and redemption activity of the Funds and Acquiring Funds affect capitalization. Therefore, the capitalization on the Closing date may vary from the capitalization shown in the following tables.

           FUND                               NET ASSETS              SHARES OUTSTANDING        NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------------
Nations Capital Growth Fund                  $137,132,399                  20,862,010                     $ 6.57
(Fund A)                                       (Primary A)                 (Primary A)                  (Primary A)
                                             $ 31,719,592                   4,937,649                     $ 6.42
                                              (Investor A)                (Investor A)                 (Investor A)
                                             $ 23,267,893                   4,017,352                     $ 5.79
                                              (Investor B)                (Investor B)                 (Investor B)
                                             $  3,203,559                     547,276                     $ 5.85
                                              (Investor C)                (Investor C)                 (Investor C)

Totals:                                      $195,323,443
                                             ============
-------------------------------------------------------------------------------------------------------------------------
Nations Marsico Growth Fund                  $194,522,543                  13,676,137                     $14.22
(Fund B)                                       (Primary A)                 (Primary A)                  (Primary A)
                                             $416,963,780                  29,565,876                     $14.10
                                              (Investor A)                (Investor A)                 (Investor A)
                                             $164,557,317                  12,146,841                     $13.55
                                              (Investor B)                (Investor B)                 (Investor B)
                                             $105,329,713                   7,765,655                     $13.56
                                              (Investor C)                (Investor C)                 (Investor C)

Totals:                                      $881,373,353
                                             ============
-------------------------------------------------------------------------------------------------------------------------
Nations Marsico Growth Fund Pro              $331,654,942                  23,319,266                     $14.22
Forma Combined Fund                            (Primary A)                 (Primary A)                  (Primary A)
(Fund A + Fund B)                            $448,683,372                  31,815,492                     $14.10

           FUND                               NET ASSETS              SHARES OUTSTANDING        NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------------
                                             (Investor A)                 (Investor A)                 (Investor A)
                                            $ 187,825,210                  13,864,029                     $13.55
                                             (Investor B)                 (Investor B)                 (Investor B)
                                            $ 108,533,272                   8,001,906                     $13.56
                                             (Investor C)                 (Investor C)                 (Investor C)

Totals:                                     $1,076,696,796
                                            ==============

              FUND                            NET ASSETS               SHARES OUTSTANDING        NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------------
Nations (Annuity) Capital Growth            $  16,620,786                   2,047,581                     $ 8.12
Portfolio (Fund A)
-------------------------------------------------------------------------------------------------------------------------
Nations (Annuity) Marsico Growth            $  76,776,942                   5,697,503                     $13.48
Portfolio (Fund B)
-------------------------------------------------------------------------------------------------------------------------
Nations (Annuity) Marsico Growth            $  93,397,728                   6,930,499                     $13.48
Portfolio Pro Forma Combined Fund
(Fund A + Fund B)

Totals:                                     $93,397,727.71
                                            ==============

                                 VOTING MATTERS

GENERAL INFORMATION

         This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meetings by the Boards. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Trusts also may solicit proxies by telephone or otherwise. Shareholders may submit their proxy: (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot in the enclosed postage-paid envelope;
(2) by phone at the toll-free number on the proxy ballot(s); or (3) by on-line voting at the website printed on the proxy ballot. Any shareholder submitting a proxy may revoke it at any time before it is exercised at the Meetings by submitting a written notice of revocation addressed to one of the Trusts at the address shown on the cover page of this Proxy/Prospectus, or a subsequently executed proxy or by attending the Meetings and voting in person.

         Only shareholders of record at the close of business on September 10, 2003 will be entitled to vote at the Meetings. On that date, there were 30,364,286.85 Nations Capital Growth Fund shares outstanding and entitled to vote, and 2,047,581.19 Nations (Annuity) Capital Growth Portfolio shares outstanding and entitled to vote. Each whole and fractional share of a Fund is entitled to a whole or fractional vote.

         If the accompanying proxy ballot is executed and returned in time for the Meetings, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meetings.

   SPECIAL NOTE FOR SHAREHOLDERS OF NATIONS (ANNUITY) CAPITAL GROWTH PORTFOLIO

         The Hartford Life Insurance Company and AIG SunAmerica (the "Insurance Companies") are the legal owners of all Fund shares held in the separate account, which is registered as a unit investment trust under the 1940 Act and where the Insurance Companies set aside and invest the assets of certain of its annuity contracts. Accordingly, the Insurance Companies have the right to vote at the Meeting. To the extent required by federal securities laws or regulations, the Insurance Companies will: (i) notify each annuity contract owner ("Owner") of the Meeting if the shares held for that Owner's contract may be voted; (ii) send proxy materials and a form of instructions that each Owner can use to tell its Insurance Company how to vote the Fund shares held for such contract; (iii) arrange for the handling and tallying of proxies received from Owners; (iv) vote all Fund shares attributable to such Owner's contract according to instructions received from such Owner, and (iv) vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

QUORUM

         A quorum is constituted with respect to each Fund by the presence in person or by proxy of the holders of at least one-third of the outstanding shares of the Fund entitled to vote at the Meetings. For purposes of determining the presence of a quorum for transacting business at the Meetings, abstentions will be treated as shares that are present at the Meetings but which have not been voted. Accordingly, abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated the same as abstentions.

         In the event that a quorum is not present at the Meetings, or in the event that a quorum is present at the Meetings but sufficient votes to approve the Reorganization Agreement are not received by a Fund, one or more adjournment(s) may be proposed to permit further solicitation of proxies in order to obtain a requisite vote. Either Fund shareholder Meeting may be adjourned for a reasonable period of time. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s).

SHAREHOLDER APPROVAL

         The Reorganization Agreement must be approved by a "vote of a majority of the outstanding voting securities" of a Fund, as defined in by the 1940 Act, which means the affirmative vote of the lesser of: a) 67% or more of the shares present at the Meeting, if the holders of more than 50% of Fund shares are present or represented by proxy; or b) more than 50% of the Fund's outstanding shares.

         A vote of the shareholders of the Acquiring Fund is not being solicited, since its approval or consent is not necessary for the Reorganization.

PRINCIPAL SHAREHOLDERS

         The table below shows the name, address and share ownership of each person known to the Trusts to have ownership with respect to 5% or more of a class of the Fund as of September 10, 2003. Each shareholder is known to own as of record the shares indicated below. Any shareholder known to the Trusts to own such shares beneficially is designated by an asterisk.

                                                                                                                   PERCENTAGE
                                                                                                 PERCENTAGE OF        OF
                                                                     TOTAL SHARES/   PERCENTAGE     FUND           ACQUIRING
         FUND                    NAME AND ADDRESS                        CLASS        OF CLASS   (ALL CLASSES)     FUND POST
                                                                                                                    CLOSING
Nations Capital Growth  Mercantile Safe Dep & Trust CO TTEE             279,139.81       5.66%       0.92%            0.17%
Fund                    Case Communications Defined Benefit Plan
Investor A Shares       A/C# 3400306
                        U/A DTD 05/28/1984
                        766 Old Hammond Ferry Road
                        Linthicum, MD  21090

                        Harris Trust Company                          1,252,878.62      25.38%       4.13%            0.75%
                        FBO Washington Mutual Inc.
                        Cash Balance Pension Plan
                        P.O. Box 71940
                        Chicago, IL  60694

Investor C Shares       E. Larry Fonts TTEE FBO                          38,008.21       6.96%       0.13%            0.02%
                        Central Dallas Association
                        Profit Sharing Plan
                        1200 Main Street Suite 125
                        Dallas, TX  75202

                                                                                                                PERCENTAGE
                                                                                              PERCENTAGE OF        OF
                                                                  TOTAL SHARES/   PERCENTAGE     FUND           ACQUIRING
         FUND                    NAME AND ADDRESS                     CLASS        OF CLASS   (ALL CLASSES)     FUND POST
                                                                                                                 CLOSING
                        NFSC FEBO # W16-719625                      27,376.81         5.01%       0.09%            0.01%
                        NFSC/FMTC IRA
                        FBO James A. Hullender
                        211 Bluebird Road
                        Lake Lure, NC  28746

                        Citigroup Global Markets, Inc.              110,693.53       20.26%       0.36%            0.06%
                        00109801250
                        Attn:  Peter Booth
                        333 West 34th Street 7th Floor

                        Pershing LLC                                52,631.58         9.63%       0.17%            0.03%
                        P.O. Box 2052
                        Jersey City, NJ  07303-9998

Primary A Shares        Bank of America NA                        20,065,196.51      96.22%      66.08%           12.24%
                        Attn: Funds Accounting (ACI)
                        TX1-945-08-18
                        411 North Akard Street
                        Dallas, TX  75201-3307

Nations Marsico Growth  Merrill Lynch, Pierce, Fenner & Smith      2,009,713.95      16.53%       3.18%            2.53%
Fund                    Inc.
Investor B Shares       For the Sole Benefit of its Customers
                        Attn: Service Team
                        4800 Deer Lake Drive East 3rd Floor
                        Jacksonville, FL  32246

Investor C Shares       Merrill Lynch, Pierce, Fenner & Smith      5,812,116.77      75.52%       9.20%            7.32%
                        Inc.
                        For the Sole Benefit of its Customers
                        Attn: Service Team
                        4800 Deer Lake Drive East 3rd Floor
                        Jacksonville, FL  32246

Primary A Shares        Bank of America NA                        12,081,335.71      87.58%      19.13%            15.96%
                        Attn: Funds Accounting (ACI)
                        TX1-945-08-18
                        411 North Akard Street
                        Dallas, TX  75201-3307

Investor A Shares       Merrill Lynch, Pierce, Fenner & Smith     16,561,232.06      56.24%      26.22%            21.69%
                        Inc.
                        For the Sole Benefit of its Customers
                        Attn: Service Team
                        4800 Deer Lake Drive East 3rd Floor
                        Jacksonville, FL  32246

Nations (Annuity)       Hartford Life Insurance Company            1,687,760.05      82.43%        n/a             14.67%
Capital Growth          Separate Account Two
Portfolio               Attn: David Ten Broeck
                        P.O. Box 2999
                        Hartford, CT  06104-2999

                        Hartford Life Insurance Company             300,204.78       14.66%        n/a             2.61%
                        Attn:  David Ten Broeck
                        P.O. Box 2999
                        Hartford, CT  06104-2999

Nations (Annuity)       Hartford Life Insurance Company            4,531,958.02      79.54%        n/a             65.41%
Marsico Growth          Separate Account Two
Portfolio               Attn:  David Ten Broeck
                        P.O. Box 2999
                        Hartford, CT  06104-2999

                        GE Life and Annuity Assurance Co.           466,030.01       8.18%         n/a             6.73%
                        6610 West Broad Street

                                                                                                                PERCENTAGE
                                                                                              PERCENTAGE OF        OF
                                                                  TOTAL SHARES/   PERCENTAGE     FUND           ACQUIRING
         FUND                    NAME AND ADDRESS                     CLASS        OF CLASS   (ALL CLASSES)     FUND POST
                                                                                                                 CLOSING
                        Richmond, VA  23230

                        TransAmerica Life Insurance Co.             422,258.24       7.41%         n/a             6.09%
                        RIB III
                        4333 Edgewood Road NE
                        Attn:  FMD Accounting MS 4410
                        Cedar Rapids, IA  52499

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class. As of September 10, 2003, Bank of America had voting control of 66.08% of Nations Capital Growth Fund's outstanding shares. Accordingly, Bank of America may be considered to "control" Nations Capital Growth Fund. The address of Bank of America is: 411 N. Akard Street, TX1-945-0818, Dallas, TX 75201. Bank of America's control of a Fund is likely to increase the chance that the Fund's shareholders will approve the Reorganization.

         As of September 10, 2003, the officers and Trustees of the Trust as a group did not own more than 1% of any class of the Funds or Acquiring Funds.

ANNUAL MEETINGS AND SHAREHOLDER MEETINGS

         Neither Trust presently holds annual meetings of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act.

                     ADDITIONAL INFORMATION ABOUT THE TRUSTS

FINANCIAL STATEMENTS

         The audited financial statements and financial highlights for shares of Nations Capital Growth Fund and Nations Marsico Growth Fund for the annual period ended March 31, 2003 are incorporated by reference in their prospectuses or SAI and in the SAI related to this Proxy/ Prospectus. The audited financial statements and financial highlights for shares of Nations (Annuity) Capital Growth Portfolio and Nations (Annuity) Marsico Growth Portfolio for the annual period ended December 31, 2002, along with the unaudited financial statements for the semi-annual period ended June 30, 2003, are incorporated by reference in their prospectuses or SAI and in the SAI related to this Proxy/ Prospectus.

         The annual financial statements and financial highlights of the Funds and Acquiring Funds have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon, and have been incorporated by reference in the SAI to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

LEGAL PROCEEDINGS

         On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading with certain mutual funds in the Nations Funds family (the "Nations Funds"). Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading." Nations Funds and the Boards are cooperating fully with the NYAG, the SEC and other regulators in connection with these inquiries.

         On September 8, 2003, the Board's independent trustees announced that they would retain an independent firm to evaluate the extent of any adverse monetary impact to any Nations Fund in which the Nations Funds' adviser permitted a discretionary market-timing agreement. They also announced that they would evaluate whether any additional steps are appropriate to assure Nations Funds shareholders that the Nations Funds are being managed in their best interests. In addition, the independent trustees announced that the Board, with the assistance of the independent firm, will conduct a review of the issues relating to late trading in Nations Funds, consider the results of the review of these issues being conducted by Bank of America Corporation, and take action as appropriate.

         On the same date, Bank of America Corporation announced that, to the extent that the independent trustees, after consultation with the independent firm, determine that Nations Funds shareholders were adversely affected by such discretionary market-timing agreement, the adviser will make appropriate restitution. Appropriate restitution will also be made to the extent that it is determined that Nations Funds shareholders were adversely impacted by any late trading activities. Bank of America Corporation also announced that the adviser will promptly return to Nations Funds that were the subject of a market-timing agreement all management and investment advisory fees it received as a result of such agreement.

         On September 16, 2003, the NYAG announced a criminal action, and the SEC announced a civil action, against an employee of Banc of America Securities, Inc., a selling agent affiliated with the Nations Funds' distributor and adviser. The complaints allege that this employee played a key role in enabling Canary to engage in "late trading" of shares of Nations Funds and other mutual funds in violation of state and federal law.

         As of September __, 2003, the following lawsuits have been filed in connection with these circumstances:

         - On September 3, 2003, Shirley M. McLain and Keith Nichols, plaintiffs identifying themselves as Nations Funds shareholders, filed a purported class action lawsuit against Bank of America, Nations Funds and Banc of America Capital Management, LLC in the District Court in Denver, Colorado. The suit alleges, among other things, that the defendants violated their fiduciary duty to plaintiffs. The action seeks, among other things, damages and the payment of the plaintiff's attorneys' and experts' fees.

         - On September 5, 2003, Leann Lin, a plaintiff identifying herself as a Nations Funds shareholder, filed a purported class action lawsuit against Bank of America Corporation, Bank of America, N.A., Banc of America Capital Management LLC, Nations Fund Trust and Robert H. Gordon in the U.S. District Court for the Central District of California. The suit alleges, among other things, that the defendants made false and misleading statements in Nations Funds prospectuses in violation of Sections 11, 12(2) and 15 of the Securities Act of 1933 and Sections 10(b) and 20(a) of the Securities Exchange Act of 1934. The action seeks, among other things, compensatory damages and the payment of the plaintiff's attorneys' and experts' fees.

         - On September 8, 2003, Samuel T. Cohen, a plaintiff identifying himself as a Nations Funds shareholder, filed a purported class action lawsuit against Nations Funds, Bank of America Corporation, Banc of America Capital Management LLC, Banc of America Advisors, LLC, Nations Fund, Inc., Robert H. Gordon, Theodore H. Sihpol, III, Charles D. Bryceland, Edward J. Stern, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd. and John Does 1-100 in the U.S. District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in Nations Funds prospectuses in violation of Sections 11 and 15 of the Securities Act of 1933, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Section 206 of the Investment Advisers Act of 1940. The action seeks, among other things, compensatory damages and the payment of the plaintiff's attorneys' and experts' fees.

         - On September 9, 2003, John Golisano, a plaintiff identifying himself as a Nations Funds shareholder, filed a purported class action lawsuit against Bank of America Corporation, Nations Institutional Reserves Convertible Securities Fund, Nations International Equity Primary Fund, Nations Emerging Markets Fund, Nations Fund Inc. Small Company Fund, Bank of America, N.A., Banc of America Capital Management, LLC, BACAP Distributors, LLC, Stephens Inc., Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100 in the U.S. District Court for the District of New Jersey. The suit alleges, among other things, that the defendants violated their fiduciary duty to the plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, proven damages.

         - On September 12, 2003, James McLain, a plaintiff identifying himself as a Nations Funds shareholder, filed a purported class action lawsuit against Bank of America Corporation, Banc of America Advisors, LLC, Banc of America Capital Management, LLC, Nations Funds Trust, Banc of America Securities, LLC and Doe Defendants 1-100 in the North Carolina General Court of Justice, Superior Court Division, Mecklenburg County. The suit alleges, among other things, that the defendants violated their fiduciary duty to the plaintiffs and breached contracts with the plaintiffs. The action seeks, among other things, restitution, punitive damages and attorneys' fees.

         Additional lawsuits presenting allegations and requests for relief that are not materially different from those described here may be filed against these and related parties in the near future arising out of these circumstances.

OTHER BUSINESS

         The Boards know of no other business to be brought before the Meetings. However, if any other matters properly come before the Meetings, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

         Shareholders may find more information about the Funds and Acquiring Funds in the following documents:

         -        Annual and semi-annual reports

                  The annual and semi-annual reports contain information about the Funds' investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Funds' and Acquiring Funds' performance during the period.

         -        SAI

                  The SAI for the Funds and Acquiring Funds contain additional information about the Funds and Acquiring Funds and their permissible investments and policies. The SAI is legally part of their prospectuses (it is incorporated by reference). Copies have been filed with the SEC.

                  Shareholders may obtain free copies of these documents, request other information about the Funds or Acquiring Funds and make shareholder inquiries by contacting Nations Funds:

                  By telephone: (800) 321-7854

                  By mail:
                  Nations Funds
                  One Bank of America Plaza
                  33rd Floor
                  Charlotte, NC  28255

                  On the Internet: www.nationsfunds.com

                  Information about the Funds and Acquiring Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                   APPENDIX A

                                    GLOSSARY

Term Used in Proxy/Prospectus                       Definition
-----------------------------                       ----------
1933 Act.........................................   Securities Act of 1933, as amended
1934 Act.........................................   Securities Exchange Act of 1934, as amended
1940 Act.........................................   Investment Company Act of 1940, as amended
Acquiring Fund(s)................................   Nations Marsico Growth Fund and/or Nations (Annuity) Marsico
                                                    Growth Portfolio
BACAP............................................   Banc of America Capital Management, LLC
BACAP Distributors...............................   BACAP Distributors, LLC
Bank of America..................................   Bank of America, N.A.
Board(s).........................................   The Board(s) of Trustees of a Trust
Closing..........................................   Closing of the Reorganization, expected to occur on or about
                                                    December 12, 2003
Code.............................................   Internal Revenue Code of 1986, as amended
Fund(s)..........................................   Nations Capital Growth Fund and/or Nations (Annuity) Capital
                                                    Growth Portfolio
Meeting(s).......................................   The shareholder meeting(s) of the Fund(s) that will be held at
                                                    10:00 a.m., Eastern time, on December 5, 2003, at One Bank of
                                                    America Plaza, 101 South Tryon Street, 33rd Floor, Charlotte,
                                                    North Carolina
Nations Funds....................................   The funds that comprise the open-end family of mutual funds advised by BACAP.
Proxy/Prospectus.................................   This Combined Proxy Statement/Prospectus
Reorganization(s)................................   The reorganization(s) of the Fund(s) into the Acquiring Fund(s)
                                                    as provided for in the Reorganization Agreement
Reorganization Agreement.........................   The Agreement and Plan of Reorganization dated October 8, 2003
S&P 500..........................................   Standard & Poor's 500 Composite Stock Price Index, which is an unmanaged index of 500 widely held common stocks
SAI..............................................   Statement of Additional Information
SEC..............................................   United States Securities and Exchange Commission.
Trust(s).........................................   Nations Funds Trust, a registered investment company and
                                                    Delaware statutory trust and/or Nations Separate Account Trust, a registered investment company and Delaware statutory trust
Trustees.........................................   The trustees of the Boards

                                   APPENDIX B

               EXPENSE SUMMARIES OF THE FUNDS AND ACQUIRING FUNDS

         The following tables describe the current fees and expenses associated with holding Fund and Acquiring Fund shares. In particular, the tables (a) compare the fees and expenses as of July 31, 2003, for each class of the Funds and Acquiring Funds, and (b) show the estimated fees and expenses for the combined Acquiring Funds on a pro forma basis after giving effect to the Reorganizations.

         Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.

PRIMARY A SHARES

                                                                                                                      Pro Forma
                                                                                                                   Nations Marsico
                                                                                                                     Growth Fund
                                                                          Nations Capital      Nations Marsico        (after the
                                                                            Growth Fund          Growth Fund       Reorganization)
                                                                            -----------          -----------       ---------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-    Maximum sales charge (load) imposed on
     purchases, as a % of offering price.............................           none                 none               none
-    Maximum deferred sales charge (load) as a % of the
     lower of the original purchase price or net asset
     value...........................................................           none                 none               none

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from the Fund's assets)
-    Management fees.............................................               0.65%                0.75%              0.75%
-    Other expenses..............................................               0.38%                0.37%              0.36%
                                                                                ----                 ----               ----
-    Total annual Fund operating expenses........................               1.03%                1.12%              1.11%
                                                                                ====                 ====               ====

EXAMPLE

This example is intended to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                FUND                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                           --------   --------   --------   --------
Nations Capital Growth Fund                $    105   $    328   $    569   $  1,259
Nations Marsico Growth Fund                $    114   $    356   $    617   $  1,363
Pro Forma Nations Marsico Growth Fund      $    113   $    353   $    612   $  1,352
(after the Reorganization)

INVESTOR A SHARES

                                                                                                                      Pro Forma
                                                                                                                   Nations Marsico
                                                                                                                     Growth Fund
                                                                          Nations Capital      Nations Marsico        (after the
                                                                            Growth Fund          Growth Fund       Reorganization)
                                                                            -----------          -----------       ---------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-    Maximum sales charge (load) imposed on
     purchases, as a % of offering price.............................           5.75%                5.75%               5.75%
-    Maximum deferred sales charge (load) as a % of the
     lower of the original purchase price or net asset
     value(1)........................................................           none                 none                none

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from the Fund's assets)
-    Management fees.................................................           0.65%                0.75%               0.75%
-    Distribution (12b-1) and Shareholder servicing fees.............           0.25%                0.25%               0.25%
-    Other expenses..................................................           0.38%                0.37%               0.36%
                                                                                ----                 ----                ----
-    Total annual Fund operating expenses............................           1.28%                1.37%               1.36%
                                                                                ====                 ====                ====

------------------------------
(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.

EXAMPLE

This example is intended to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
Nations Capital Growth Fund                $    698   $    958   $  1,238   $  2,034
Nations Marsico Growth Fund                $    707   $    985   $  1,283   $  2,130
Pro Forma Nations Marsico Growth Fund      $    706   $    982   $  1,278   $  2,119
(after the Reorganization)

INVESTOR B SHARES

                                                                                                                     Pro Forma
                                                                                                                  Nations Marsico
                                                                                                                    Growth Fund
                                                                         Nations Capital      Nations Marsico        (after the
                                                                           Growth Fund          Growth Fund       Reorganization)
                                                                           -----------          -----------       ---------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-    Maximum sales charge (load) imposed on
     purchases, as a % of offering price.............................           none                 none                none
-    Maximum deferred sales charge (load) as a % of the
     lower of the original purchase price or net asset
     value(1)........................................................           5.00%                5.00%               5.00%

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from the Fund's assets)
-    Management fees.................................................           0.65%                0.75%               0.75%
-    Distribution (12b-1) and Shareholder servicing fees.............           1.00%                1.00%               1.00%
-    Other expenses..............................................               0.38%                0.37%               0.36%
                                                                                ----                 ----                ----
-    Total annual Fund operating expenses........................               2.03%                2.12%               2.11%
                                                                                ====                 ====                ====

------------------------------
(1)This charge decreases over time.

EXAMPLE

This example is intended to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
Nations Capital Growth Fund                $    706   $    937   $  1,293   $  2,166
Nations Marsico Growth Fund                $    715   $    964   $  1,339   $  2,261
Pro Forma Nations Marsico Growth Fund      $    714   $    961   $  1,334   $  2,250
(after the Reorganization)

If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

FUND                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
Nations Capital Growth Fund                $    206   $    637   $  1,093   $  2,166
Nations Marsico Growth Fund                $    215   $    664   $  1,139   $  2,261
Pro Forma Nations Marsico Growth Fund      $    214   $    661   $  1,134   $  2,250
(after the Reorganization)

INVESTOR C SHARES

                                                                                                          Pro Forma
                                                                                                        Nations Marsico
                                                                                                         Growth Fund
                                                               Nations Capital      Nations Marsico       (after the
                                                                 Growth Fund          Growth Fund       Reorganization)
                                                                 -----------          -----------       ---------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-    Maximum sales charge (load) imposed on purchases,
     as a % of offering price.............................          none                none                none
-    Maximum deferred sales charge (load) as a % of
     the lower of the original purchase price or net asset
     value(1).............................................          1.00%               1.00%               1.00%

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from the Fund's assets)
-    Management fees......................................          0.65%               0.75%               0.75%
-    Distribution (12b-1) and Shareholder servicing
     fees.................................................          1.00%               1.00%               1.00%
-    Other expenses.......................................          0.38%               0.37%               0.36%
                                                                    ----                ----                ----
-    Total annual Fund operating expenses.............              2.03%               2.12%               2.11%
                                                                    ====                ====                ====

------------------------------
(1)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.

EXAMPLE

This example is intended to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           FUND                                 1 YEAR          3 YEARS       5 YEARS          10 YEARS
Nations Capital Growth Fund                      $306             $637         $1,093           $2,358
Nations Marsico Growth Fund                      $315             $664         $1,139           $2,452
Pro Forma Nations Marsico Growth Fund            $314             $661         $1,134           $2,441
(after the Reorganization)

If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares within one year of buying them:

           FUND                                 1 YEAR           3 YEARS      5 YEARS          10 YEARS
Nations Capital Growth Fund                      $206             $637         $1,093           $2,358
Nations Marsico Growth Fund                      $215             $664         $1,139           $2,452
Pro Forma Nations Marsico Growth Fund            $214             $661         $1,134           $2,441
(after the Reorganization)

                                                                                                            Pro Forma
                                                                                                         Nations (Annuity)
                                                              Nations (Annuity)    Nations (Annuity)       Marsico Growth
                                                               Capital Growth       Marsico Growth      Portfolio (after the
                                                                  Portfolio            Portfolio          Reorganization)
                                                                  ---------            ---------          ---------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-    Maximum sales charge (load) imposed on purchases,
     as a % of offering price.............................           none                 none                 none
-    Maximum deferred sales charge (load) as a % of
     the lower of the original purchase price or net asset
     value................................................           none                 none                 none

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from the Fund's assets)
-    Management fees......................................          0.65%                 0.75%                0.75%
-    Other expenses.......................................          0.72%                 0.40%                0.39%
                                                                   ------                ------                ----
-    Waivers and/or reimbursements(1).....................         (0.37%)               (0.00%)              (0.00%)
                                                                   ------                ------               -----
-    Total annual Fund operating expenses.................          1.00%                 1.15%                1.14%
                                                                   ======                ======               =====

------------------------------
(1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees until April 30, 2004. There is no guarantee that this waiver will continue.

EXAMPLE

This example is intended to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above. The waivers and/or reimbursements shown in the table above expire April 30, 2004 and are not reflected in the 3, 5 and 10-year examples

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             FUND                               1 YEAR           3 YEARS          5 YEARS           10 YEARS
Nations Capital Growth Portfolio                 $102             $397              $715             $1,614
Nations Marsico Growth Portfolio                 $117             $365              $633             $1,398
Pro Forma Nations Marsico Growth                 $116             $362              $628             $1,386
Portfolio (after the Reorganization)

                                   APPENDIX C

           MANAGEMENT'S DISCUSSION OF THE ACQUIRING FUNDS' PERFORMANCE

                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated October 24, 2003

                         NATIONS SEPARATE ACCOUNT TRUST
                      One Bank of America Plaza, 33rd Floor
                         Charlotte, North Carolina 28255
                                 1-800-653-9427


              (DECEMBER 5, 2003 SPECIAL MEETING OF SHAREHOLDERS OF
                        NATIONS SEPARATE ACCOUNT TRUST)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of Nations Capital Growth Portfolio (the "Fund") of Nations Separate Account Trust (the "Trust") to be held on December 5, 2003. Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling the Trust at the address or telephone number set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

 INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

         Further information about the Primary A Shares, Investor A Shares, Investor B Shares, and Investor C Shares of the Fund and its Acquiring Fund is contained in and incorporated herein by reference to the Statement of Additional Information for the Fund and Acquiring Fund dated May 1, 2003, as supplemented.

         The audited financial statements and related Report of Independent Accountants for the fiscal year ended December 31, 2002, and the unaudited financial statements for the fiscal period ended June 30, 2003, for the Fund and Acquiring Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

                                Table of Contents


General Information........................................................   3
Introductory Note to Pro Forma Financial Information.......................   4

                               General Information

         The Reorganization contemplates the transfer of the assets and liabilities of the Fund to its Acquiring Fund in exchange for shares of the same classes of the Acquiring Fund. The shares issued by the Acquiring Fund will have an aggregate dollar value equal to the aggregate dollar value of the shares of the Fund that are outstanding immediately before the Closing of the Reorganization. The Acquiring Fund will serve as the accounting survivor in the Reorganization.

         Immediately after the Closing, the Fund will distribute the shares of the Acquiring Fund received in the Reorganization to its shareholders in liquidation of the Fund. Each shareholder owning shares of the Fund at the Closing will receive shares of the same class of the Acquiring Fund, and will receive any unpaid distributions that were declared before the Closing on the Fund shares. If the Reorganization Agreement is approved and consummated, the Fund will transfer all of its assets and liabilities, as of the Closing, and all outstanding shares of the Fund will be redeemed and canceled in exchange for shares of the Acquiring Fund.

         For further information about the transaction, see the Proxy/Prospectus.

              INTRODUCTORY NOTE TO PRO FORMA FINANCIAL INFORMATION

         The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Fund to the Acquiring Fund accounted for as if the transfer had occurred as of June 30, 2003. In addition, the pro forma combined statement of operations has been prepared as if the transfer had occurred at the beginning of the fiscal period ended June 30, 2003 and based upon the proposed fee and expense structure of the Acquiring Fund. The pro forma combined statement of operations has been prepared by adding the statement of operations at June 30, 2003 for the Fund to the statement of operations for the Acquiring Fund and making adjustments for changes in the expense structure of the combined fund.

         The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Fund and the Acquiring Fund included or incorporated herein by reference in this Statement of Additional Information.

   NATIONS SEPARATE ACCOUNT TRUST - CAPITAL GROWTH PORTFOLIO/NATIONS SEPARATE
    ACCOUNT TRUST - MARSICO GROWTH PORTFOLIO PRO FORMA COMBINING SCHEDULE OF
                            INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2003

                                                                                                                          NATIONS
                                                                                                                          SEPARATE
                                                                                                                       ACCOUNT TRUST
   NATIONS        NATIONS                                                               NATIONS          NATIONS          MARSICO
   SEPARATE       SEPARATE                                                             SEPARATE         SEPARATE           GROWTH
ACCOUNT TRUST  ACCOUNT TRUST                                                         ACCOUNT TRUST    ACCOUNT TRUST      PORTFOLIO
   CAPITAL        MARSICO     COMBINED                                                 CAPITAL          MARSICO            (NEW)
    GROWTH         GROWTH        PRO                                                    GROWTH           GROWTH         COMBINED PRO
  PORTFOLIO      PORTFOLIO     FORMA                                                   PORTFOLIO        PORTFOLIO          FORMA
    SHARES         SHARES      SHARES          DESCRIPTION                               VALUE            VALUE            VALUE
    ------         ------      ------          -----------                               -----            -----            -----
                                        COMMON STOCKS - 95.3%
                                        AEROSPACE AND DEFENSE - 0.2%
    2,150                        2,150   United Technologies Corporation              $   152,285      $        --     $   152,285
                                                                                      -----------      -----------     -----------
                                        AIRLINES - 1.6%

                   2,788         2,788   JetBlue Airways Corporation+                                      117,905         117,905
                  27,059        27,059   Ryanair Holdings plc, ADR+                                      1,214,949       1,214,949
                                                                                      -----------      -----------     -----------
                                                                                                         1,332,854       1,332,854
                                                                                      -----------      -----------     -----------
                                        AUTOMOTIVE - 0.8%

                  16,818        16,818   Bayerische Motoren Werke (BMW) AG                                 646,022         646,022
                                                                                      -----------      -----------     -----------
                                        BEVERAGES - 1.1%

    6,200                        6,200   PepsiCo, Inc.                                    275,900                          275,900
                  12,890        12,890   Anheuser-Busch Companies, Inc.                                    658,035         658,035
                                                                                      -----------      -----------     -----------
                                                                                          275,900          658,035         933,935
                                                                                      -----------      -----------     -----------
                                        BROADCASTING AND CABLE - 6.2%

    5,875                        5,875   AOL Time Warner Inc.+                             94,529                           94,529
    7,075         25,962        33,037   Clear Channel Communications, Inc.+              299,909        1,100,529       1,400,438
   11,250         51,660        62,910   The Walt Disney Company                          222,188        1,020,285       1,242,473
    8,750         45,672        54,422   Viacom Inc., Class B+                            382,024        1,994,040       2,376,064
                                                                                      -----------      -----------     -----------
                                                                                          998,650        4,114,854       5,113,504
                                                                                      -----------      -----------     -----------
                                        COMMERCIAL BANKING - 4.7%

   12,500         74,925        87,425   Citigroup Inc.                                   535,000        3,206,790       3,741,790
    2,200                        2,200   J.P. Morgan Chase & Company                       75,196                           75,196
    2,625                        2,625   Mellon Financial Corporation                      72,844                           72,844
                                                                                      -----------      -----------     -----------
                                                                                          683,040        3,206,790       3,889,830
                                                                                      -----------      -----------     -----------
                                        COMMERCIAL SERVICES - 1.8%

    2,800         11,734        14,534   eBay Inc.+                                       291,704        1,222,448       1,514,152
                                                                                      -----------      -----------     -----------
                                        COMPUTERS AND OFFICE EQUIPMENT - 3.6%

   12,200         63,014        75,214   Dell Computer Corporation+                       389,911        2,013,927       2,403,838
   14,050                       14,050   EMC Corporation+                                 147,104                          147,104
    1,825                        1,825   International Business Machines Corporation      150,562                          150,562
    2,075                        2,075   Lexmark International, Inc.+                     146,848                          146,848
    8,500                        8,500   Network Appliance, Inc.+                         137,785                          137,785
                                                                                      -----------      -----------     -----------
                                                                                          972,210        2,013,927       2,986,137
                                                                                      -----------      -----------     -----------
                                        CONSTRUCTION - 0.2%

                   3,166         3,166   Jacobs Engineering Group Inc.+                                    133,447         133,447
                                                                                      -----------      -----------     -----------
                                        CONSUMER CREDIT AND MORTGAGES - 2.0%

    3,875                        3,875   American Express Company                         162,014                          162,014
    2,700         19,634        22,334   Fannie Mae                                       182,088        1,324,117       1,506,205
                                                                                      -----------      -----------     -----------
                                                                                          344,102        1,324,117       1,668,219
                                                                                      -----------      -----------     -----------
                                        DEPARTMENT AND DISCOUNT STORES - 2.4%

    3,250                        3,250   Target Corporation                               122,980                          122,980
    5,525         29,174        34,699   Wal-Mart Stores, Inc.                            296,527        1,565,769       1,862,296
                                                                                      -----------      -----------     -----------
                                                                                          419,507        1,565,769       1,985,276
                                                                                      -----------      -----------     -----------
                                        DIVERSIFIED MANUFACTURING - 4.5%

   26,978        102,350       129,328   General Electric Company                         773,728        2,935,398       3,709,126
                                                                                      -----------      -----------     -----------

   NATIONS SEPARATE ACCOUNT TRUST - CAPITAL GROWTH PORTFOLIO/NATIONS SEPARATE
    ACCOUNT TRUST - MARSICO GROWTH PORTFOLIO PRO FORMA COMBINING SCHEDULE OF
                            INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2003

                                                                                                                          NATIONS
                                                                                                                          SEPARATE
                                                                                                                       ACCOUNT TRUST
   NATIONS        NATIONS                                                               NATIONS          NATIONS          MARSICO
   SEPARATE       SEPARATE                                                             SEPARATE         SEPARATE           GROWTH
ACCOUNT TRUST  ACCOUNT TRUST                                                         ACCOUNT TRUST    ACCOUNT TRUST      PORTFOLIO
   CAPITAL        MARSICO     COMBINED                                                 CAPITAL          MARSICO            (NEW)
    GROWTH         GROWTH        PRO                                                    GROWTH           GROWTH         COMBINED PRO
  PORTFOLIO      PORTFOLIO     FORMA                                                   PORTFOLIO        PORTFOLIO          FORMA
    SHARES         SHARES      SHARES          DESCRIPTION                               VALUE            VALUE            VALUE
    ------         ------      ------          -----------                               -----            -----            -----
                                        COMMON STOCKS - (CONTINUED)
                                        EXPLORATION AND PRODUCTION - 0.6%
                   9,137         9,137   Devon Energy Corporation                     $        --      $   487,916     $   487,916
                                                                                      -----------      -----------     -----------
                                        FINANCE - MISCELLANEOUS - 5.4%

    4,525                        4,525   Capital One Financial Corporation                222,540                          222,540
    8,100         99,987       108,087   SLM Corporation                                  317,277        3,916,491       4,233,768
                                                                                      -----------      -----------     -----------
                                                                                          539,817        3,916,491       4,456,308
                                                                                      -----------      -----------     -----------
                                        FOOD AND DRUG STORES - 0.2%

    4,450                        4,450   Walgreen Company                                 133,945                          133,945
                                                                                      -----------      -----------     -----------
                                        HEALTH SERVICES - 7.7%

                  22,671        22,671   Caremark RX, Inc.+                                                582,191         582,191
    2,250                        2,250   Express Scripts, Inc.+                           153,720                          153,720
    1,200         27,454        28,654   Quest Diagnostics Inc.+                           76,560        1,751,565       1,828,125
    8,950         65,736        74,686   UnitedHealth Group Inc.                          449,738        3,303,234       3,752,972
                                                                                      -----------      -----------     -----------
                                                                                          680,018        5,636,990       6,317,008
                                                                                      -----------      -----------     -----------
                                        HOUSEHOLD PRODUCTS - 2.5%

    2,375         21,018        23,393   Procter & Gamble Company                         211,803        1,874,385       2,086,188
                                                                                      -----------      -----------     -----------
                                        HOUSING AND FURNISHING - 3.5%

    4,475         21,252        25,727   Lennar Corporation, Class A                      319,963        1,519,517       1,839,480
                   2,125         2,125   Lennar Corporation, Class B                                       145,988         145,988
                  18,934        18,934   M.D.C. Holdings, Inc.                                             914,134         914,134
                                                                                      -----------      -----------     -----------
                                                                                          319,963        2,579,639       2,899,602
                                                                                      -----------      -----------     -----------
                                        INSURANCE - 0.4%

    2,500                        2,500   Ambac Financial Group, Inc.                      165,625                          165,625
    1,750                        1,750   XL Capital Ltd., Class A                         145,250                          145,250
                                                                                      -----------      -----------     -----------
                                                                                          310,875                          310,875
                                                                                      -----------      -----------     -----------
                                        INVESTMENT SERVICES - 2.9%

    3,650         14,012        17,662   Goldman Sachs Group, Inc.                        305,688        1,173,505       1,479,193
    3,075         10,037        13,112   Lehman Brothers Holdings Inc.                    204,426          667,260         871,686
                                                                                      -----------      -----------     -----------
                                                                                          510,114        1,840,765       2,350,879
                                                                                      -----------      -----------     -----------
                                        LODGING AND RECREATION - 2.3%

    7,625                        7,625   Starwood Hotels & Resorts Worldwide, Inc.        217,999                          217,999
                  20,027        20,027   Four Seasons Hotels Inc.                                          866,368         866,368
                   6,302         6,302   Harley-Davidson, Inc.                                             251,198         251,198
                  32,000        32,000   Wynn Resorts, Limited+                                            566,080         566,080
                                                                                      -----------      -----------     -----------
                                                                                          217,999        1,683,646       1,901,645
                                                                                      -----------      -----------     -----------
                                        MEDICAL DEVICES AND SUPPLIES - 3.2%

    4,375                        4,375   Abbott Laboratories                              191,450                          191,450
                   4,285         4,285   Boston Scientific Corporation+                                    261,814         261,814
    4,050                        4,050   Johnson & Johnson                                209,384                          209,384
    3,650                        3,650   Medtronic, Inc.                                  175,091                          175,091
    2,925                        2,925   St. Jude Medical, Inc.+                          168,188                          168,188
    5,325         30,585        35,910   Zimmer Holdings, Inc.+                           239,890        1,377,854       1,617,744
                                                                                      -----------      -----------     -----------
                                                                                          984,003        1,639,668       2,623,671
                                                                                      -----------      -----------     -----------

   NATIONS SEPARATE ACCOUNT TRUST - CAPITAL GROWTH PORTFOLIO/NATIONS SEPARATE
    ACCOUNT TRUST - MARSICO GROWTH PORTFOLIO PRO FORMA COMBINING SCHEDULE OF
                            INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2003

                                                                                                                          NATIONS
                                                                                                                          SEPARATE
                                                                                                                       ACCOUNT TRUST
   NATIONS        NATIONS                                                               NATIONS          NATIONS          MARSICO
   SEPARATE       SEPARATE                                                             SEPARATE         SEPARATE           GROWTH
ACCOUNT TRUST  ACCOUNT TRUST                                                         ACCOUNT TRUST    ACCOUNT TRUST      PORTFOLIO
   CAPITAL        MARSICO     COMBINED                                                 CAPITAL          MARSICO            (NEW)
    GROWTH         GROWTH        PRO                                                    GROWTH           GROWTH         COMBINED PRO
  PORTFOLIO      PORTFOLIO     FORMA                                                   PORTFOLIO        PORTFOLIO          FORMA
    SHARES         SHARES      SHARES          DESCRIPTION                               VALUE            VALUE            VALUE
    ------         ------      ------          -----------                               -----            -----            -----
                                        COMMON STOCKS - (CONTINUED)
                                        NETWORKING AND TELECOMMUNICATIONS
                                        EQUIPMENT - 4.0%
   31,900        140,574       172,474   Cisco Systems, Inc.+                         $   532,411      $ 2,346,180     $ 2,878,591
                  23,205        23,205   Nokia Corporation, ADR                                            381,258         381,258
                                                                                      -----------      -----------     -----------
                                                                                          532,411        2,727,438       3,259,849
                                                                                      -----------      -----------     -----------
                                        PHARMACEUTICALS - 11.5%

    7,250         37,340        44,590   Amgen Inc.+                                      481,690        2,480,869       2,962,559
                  28,047        28,047   Eli Lilly and Company                                           1,934,402       1,934,402
    5,000         45,416        50,416   Genentech, Inc.+                                 360,600        3,275,401       3,636,001
                   2,541         2,541   IDEC Pharmaceuticals Corporation+                                  86,394          86,394
    9,075                        9,075   Pfizer Inc.                                      309,911                          309,911
    8,788                        8,788   Teva Pharmaceutical Industries Ltd., ADR         500,300                          500,300
                                                                                      -----------      -----------     -----------
                                                                                        1,652,501        7,777,066       9,429,567
                                                                                      -----------      -----------     -----------
                                        RAILROADS, TRUCKING AND SHIPPING - 2.8%

    2,300         34,411        36,711   FedEx Corporation                                142,669        2,134,514       2,277,183
                                                                                      -----------      -----------     -----------
                                        RESTAURANTS - 0.9%

                   3,416         3,416   McDonald's Corporation                                             75,357          75,357
    5,550         21,254        26,804   Starbucks Corporation+                           136,086          521,148         657,234
                                                                                      -----------      -----------     -----------
                                                                                          136,086          596,505         732,591
                                                                                      -----------      -----------     -----------
                                        SEMICONDUCTORS - 2.1%

   13,850         60,866        74,716   Intel Corporation                                287,858        1,265,039       1,552,897
    7,350                        7,350   Texas Instruments Inc.                           129,360                          129,360
                                                                                      -----------      -----------     -----------
                                                                                          417,218        1,265,039       1,682,257
                                                                                      -----------      -----------     -----------
                                        SOFTWARE - 5.0%

    1,525                        1,525   Affiliated Computer Services, Inc., Class A+      69,738                           69,738
    4,400         22,186        26,586   Electronic Arts Inc.+                            325,555        1,641,542       1,967,097
    3,700                        3,700   Intuit Inc.+                                     164,761                          164,761
    3,675                        3,675   Mercury Interactive Corporation+                 141,892                          141,892
   11,900                       11,900   Microsoft Corporation                            304,759                          304,759
   17,125         88,411       105,536   Oracle Corporation+                              205,843        1,062,700       1,268,543
    5,000                        5,000   SAP AG, ADR                                      146,100                          146,100
                                                                                      -----------      -----------     -----------
                                                                                        1,358,648        2,704,242       4,062,890
                                                                                      -----------      -----------     -----------
                                        SPECIALTY STORES - 8.5%

    4,100         30,885        34,985   Amazon.com, Inc.+                                149,609        1,126,994       1,276,603
                  14,706        14,706   Bed Bath & Beyond Inc.+                                           570,740         570,740
                  17,173        17,173   Best Buy Company, Inc.+                                           754,238         754,238
    9,775                        9,775   Home Depot, Inc.                                 323,748                          323,748
    4,250         37,162        41,412   Lowe's Companies, Inc.                           182,538        1,596,108       1,778,646
                  68,386        68,386   Tiffany & Company                                               2,234,854       2,234,854
                                                                                      -----------      -----------     -----------
                                                                                          655,895        6,282,934       6,938,829
                                                                                      -----------      -----------     -----------
                                        TELECOMMUNICATIONS SERVICES - 2.3%

                  14,946        14,946   Echostar Communications Corporation+                              517,431         517,431
   15,382         60,574        75,956   Nextel Communications, Inc., Class A+            278,107        1,095,177       1,373,284
                                                                                      -----------      -----------     -----------
                                                                                          278,107        1,612,608       1,890,715
                                                                                      -----------      -----------     -----------

   NATIONS SEPARATE ACCOUNT TRUST - CAPITAL GROWTH PORTFOLIO/NATIONS SEPARATE
    ACCOUNT TRUST - MARSICO GROWTH PORTFOLIO PRO FORMA COMBINING SCHEDULE OF
                            INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2003

                                                                                                                          NATIONS
                                                                                                                          SEPARATE
                                                                                                                       ACCOUNT TRUST
   NATIONS        NATIONS                                                               NATIONS          NATIONS          MARSICO
   SEPARATE       SEPARATE                                                             SEPARATE         SEPARATE           GROWTH
ACCOUNT TRUST  ACCOUNT TRUST                                                         ACCOUNT TRUST    ACCOUNT TRUST      PORTFOLIO
   CAPITAL        MARSICO     COMBINED                                                 CAPITAL          MARSICO            (NEW)
    GROWTH         GROWTH        PRO                                                    GROWTH           GROWTH         COMBINED PRO
  PORTFOLIO      PORTFOLIO     FORMA                                                   PORTFOLIO        PORTFOLIO          FORMA
    SHARES         SHARES      SHARES          DESCRIPTION                               VALUE            VALUE            VALUE
    ------         ------      ------          -----------                               -----            -----            -----

                                        COMMON STOCKS - (CONTINUED)
                                        UNIT INVESTMENT TRUST - 0.4%
    2,950                        2,950   Standard & Poor's Depositary Receipts        $   288,009      $        --     $   288,009
                                                                                      -----------      -----------     -----------
                                        TOTAL COMMON STOCKS

                                         (COST $12,589,578 AND $52,327,181,
                                          RESPECTIVELY)                                14,281,207       63,913,507      78,194,714
                                                                                      -----------      -----------     -----------
PRINCIPAL        PRINCIPAL    PRINCIPAL
  AMOUNT           AMOUNT      AMOUNT
  ------           ------      ------
                                        SHORT TERM INVESTMENTS - 5.5%
                                           (COST $0 AND $4,500,000, RESPECTIVELY)

                                        FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
                                         - 5.5%
$      --     $4,500,000    $4,500,000    Discount note 07/01/03                                         4,499,913       4,499,913
                                                                                      -----------      -----------     -----------
 SHARES           SHARES       SHARES
 ------           ------       ------
                                        INVESTMENT COMPANIES - 2.4%
                                           (COST $678,810 AND $1,326,923,
                                             RESPECTIVELY)
  678,810      1,326,923     2,005,733   Nations Cash Reserves, Capital Class Shares#     678,810        1,326,923       2,005,733
                                                                                      -----------      -----------     -----------
                                        TOTAL INVESTMENTS - 103.2%
                                           (COST $13,268,388 AND $58,154,104,
                                             RESPECTIVELY)                            $14,960,017      $69,740,343     $84,700,360
                                                                                      -----------      -----------     -----------

--------------
+ Non-income producing security.
# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:
ADR - American Depositary Receipt

          NATIONS SEPARATE ACCOUNT TRUST - CAPITAL GROWTH PORTFOLIO /
           NATIONS SEPARATE ACCOUNT TRUST - MARSICO GROWTH PORTFOLIO
      Pro Forma Combining Statement of Assets and Liabilities (unaudited)
                                 June 30, 2003

                                                                                                                          Nations
                                                                                                                         Separate
                                                                                                                          Account
                                                                                        Nations                            Trust
                                                                     Nations           Separate                           Marsico
                                                                    Separate            Account                           Growth
                                                                     Account             Trust                            Portfolio
                                                                     Trust              Marsico                            (new)
                                                                  Capital Growth         Growth     Adjustments to        Proforma
                                                                    Portfolio          Portfolio       Pro Forma          Combined
                                                                    ---------          ---------       ---------          --------
TOTAL INVESTMENTS                                                 $ 14,960,017      $  69,740,343      $      --      $  84,700,360
OTHER ASSETS AND LIABILITIES:
Cash                                                                       348                 --                               348
Receivable for investment securities sold                              136,755            611,825                           748,580
Receivable for Fund shares sold                                         79,573            210,094                           289,667
Dividends receivable                                                     7,324             30,071                            37,395
Interest receivable                                                        414                 17                               431
Unrealized appreciation on forward foreign exchange contracts               --              2,722                             2,722
Unrealized depreciation on forward foreign exchange contracts               --                (98)                              (98)
Collateral for securities loaned                                      (288,810)        (1,227,923)                       (1,516,733)
Payable for Fund shares redeemed                                          (585)           (10,442)                          (11,027)
Investment advisory fee payable                                         (3,744)           (41,213)                          (44,957)
Administration fee payable                                              (2,804)           (12,639)                          (15,443)
Due to custodian                                                            --           (186,513)                         (186,513)
Payable for investment securities purchased                           (148,967)        (1,638,885)                       (1,787,852)
Accrued Trustees' fees and expenses                                    (33,490)           (33,406)                          (66,896)
Accrued expenses and other liabilities                                 (37,940)           (51,876)            --            (89,816)
                                                                  ------------      -------------      ---------      -------------
Total Other Assets and Liabilities                                    (291,926)        (2,348,266)            --         (2,640,192)
                                                                  ------------      -------------      ---------      -------------
NET ASSETS                                                        $ 14,668,091      $  67,392,077      $      --      $  82,060,168
                                                                  ============      =============      =========      =============
NET ASSETS                                                        $ 14,668,091      $  67,392,077                     $  82,060,168
                                                                  ============      =============      =========      =============
SHARES OUTSTANDING                                                   1,883,594          5,264,204       (737,649)(a)      6,410,149
NET ASSET VALUE PER SHARE                                         $       7.79      $       12.80                     $       12.80
                                                                  ============      =============                     =============

(a) Reflects the issuance of Nations Marsico Growth Portfolio shares to holders of shares of Nations Capital Growth Portfolio.

                   SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

          NATIONS SEPARATE ACCOUNT TRUST - CAPITAL GROWTH PORTFOLIO /
           NATIONS SEPARATE ACCOUNT TRUST - MARSICO GROWTH PORTFOLIO
            Pro Forma Combining Statement of Operations (unaudited)
                    Twelve Month Period Ending June 30, 2003

                                                                                                                        Nations
                                                                                                                        Separate
                                                                                                                        Account
                                                                                       Nations                           Trust
                                                                     Nations          Separate                          Marsico
                                                                    Separate           Account                          Growth
                                                                     Account            Trust                          Portfolio
                                                                     Trust             Marsico                           (new)
                                                                  Capital Growth       Growth     Adjustments to       Proforma
                                                                    Portfolio        Portfolio      Pro Forma          Combined
                                                                    ---------        ---------      ---------          --------
INVESTMENT INCOME:
Interest                                                          $         --    $     25,633     $      --          $    25,633
Dividends (net of foreign withholding taxes of $42 and $6,918,
   respectively)                                                       136,996         370,184            --              507,180
Dividend income from affiliated funds                                    9,967             767                            10,734
Securities lending                                                         225           4,704            --                4,929
                                                                  ------------    ------------     ---------          -----------
Total Investment Income                                                147,188         401,288            --              548,476
                                                                  ------------    ------------     ---------          -----------
EXPENSES:

Investment advisory fee                                                 83,744         443,345        12,943(a)           540,032
Administration fee                                                      29,633         135,959            --              165,592
Transfer agent fee                                                       2,942          16,490            --               19,432
Custodian fees                                                           4,315          17,518            --               21,833
Legal and audit fees                                                    33,610          51,107       (33,610)(b)           51,107
Amortization of organization costs                                       2,839           2,839            --                5,678
Trustees' fees and expenses                                             15,011          15,011       (15,011)(b)           15,011
Interest expense                                                             9              65            --                   74
Printing expense                                                         3,498          13,875        (1,399)(b)           15,974
Other                                                                      109          (1,368)         (109)(b)           (1,368)
                                                                  ------------    ------------     ---------          -----------
   Subtotal                                                            175,710         694,841       (37,186)             833,365
                                                                  ------------    ------------     ---------          -----------
Shareholder servicing and distribution fees                             32,210         147,781                           179,991
                                                                  ------------    ------------     ---------          -----------
   Total expenses                                                      207,920         842,622       (37,186)           1,013,356
                                                                  ------------    ------------     ---------          -----------
Fees waived and expenses reimbursed by investment advisor
   and/or distributor                                                  (80,809)       (147,782)       48,581(c)          (180,010)
Fees reduced by credits allowed by the custodian                           (15)            (39)           --                  (54)
                                                                  ------------    ------------     ---------          -----------
   Net Expenses                                                        127,096         694,801        11,395              833,292
                                                                  ------------    ------------     ---------          -----------
NET INVESTMENT INCOME/(LOSS)                                            20,092        (293,513)      (11,395)            (284,816)
                                                                  ------------    ------------     ---------          -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
   Security transactions                                            (1,913,614)     (5,855,213)                       (7,768,827)
   Foreign currency and net other assets                                    --         (17,164)                          (17,164)
                                                                  ------------    ------------     ---------          -----------
Net realized gain/(loss) on investments                             (1,913,614)     (5,872,377)           --           (7,785,991)
                                                                  ------------    ------------     ---------          -----------
Change in unrealized appreciation/(depreciation) of:
   Securities                                                        1,729,864       2,232,502                         3,962,366
   Foreign currency and net other assets                                    --           2,818                             2,818
                                                                  ------------    ------------     ---------          -----------
Net change in unrealized appreciation/
   (depreciation) of investments                                     1,729,864       2,235,320            --            3,965,184
                                                                  ------------    ------------     ---------          -----------
Net realized and unrealized gain/(loss)
   on investments                                                     (183,750)     (3,637,057)           --           (3,820,807)
                                                                  ------------    ------------     ---------          -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                $   (163,658)   $ (3,930,570)    $ (11,395)         $(4,105,623)
                                                                  ============    ============     =========          ===========

LEGEND:

(A)   REFLECTS ADJUSTMENTS TO THE ACQUIRING PORTFOLIO'S CONTRACTUAL FEE
      OBLIGATIONS.
(B)   ADJUSTMENT REFLECTS EXPECTED SAVINGS WHEN THE TWO PORTFOLIOS BECOME ONE.
(C)   ADJUSTMENT FOR INAPPLICABILITY OF EXPENSE CAP.

                   SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

           NATIONS SEPARATE ACCOUNT TRUST - CAPITAL GROWTH PORTFOLIO NATIONS SEPARATE ACCOUNT TRUST - MARSICO GROWTH PORTFOLIO
         NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)

1.  BASIS OF COMBINATION

Nations Separate Account Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of June 30, 2003, Nations Separate Account Trust offered eleven separate portfolios. The unaudited Pro Forma Combining Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of June 30, 2003 and the unaudited Pro Forma Combining Statement of Operations for the year ended June 30, 2003 assumes the exchange occurred as of July 1, 2002. These statements have been derived from books and records utilized in calculating daily net asset value of each portfolio at June 30, 2003 and for the twelve month period then ended.

The pro forma statements give effect to the proposed reorganization (the "Reorganization") of Nations Capital Growth Portfolio into Nations Marsico Growth Portfolio (the "Acquiring Portfolio"). The Reorganization provides for the transfer of the assets and liabilities of Nations Capital Growth Portfolio to the Acquiring Portfolio, in exchange for shares of equal value of the Acquiring Portfolio. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Portfolio will assume the market value and cost basis of the portfolio positions in the Nations Capital Growth Portfolio and the results of operations of Nations Capital Growth Portfolio for pre-combination periods will not be restated. It is not expected that the investment adviser or sub-adviser will sell any securities of either acquired portfolio, in anticipation of or as a result of the Reorganization, other than in the normal course of business.

The Investment Adviser, Banc of America Capital Management, LLC, will bear the customary costs associated with the Reorganization, including proxy solicitation.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the portfolios incorporated by reference in the Statement of Additional Information.

2.  PRO FORMA OPERATIONS

Pro forma operating expenses include the actual expenses of each portfolio and the Acquiring Portfolio, with certain expenses adjusted to reflect the expected efficiencies of the Acquiring Portfolio.


[INSERT RIDER -- TO COME]

                         NATIONS SEPARATE ACCOUNT TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33RD FLOOR
                               CHARLOTTE, NC 28255
                                 1-800-653-9427

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification.

      Article V, Section 5.3 of the Declaration of Trust filed as Exhibit 1 to the Registration Statement (defined below) is incorporated by reference. Indemnification of the Registrant's administrator, distributor, custodian and transfer agents is provided for, respectively, in the Registrant's:

      1. Administration Agreement with BACAP Distributors, LLC ("BACAP Distributors");

      2. Sub-Administration Agreement with The Bank of New York ("BNY") and BACAP Distributors;

      3.    Distribution Agreement with BACAP Distributors;

      4.    Custody Agreement with BNY; and

      5.    Transfer Agency and Services Agreement with PFPC Inc. ("PFFC").

      Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

      The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

      Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits.

      All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-9645).



EXHIBIT NUMBER                DESCRIPTION

(1) Amended and Restated Declaration of Trust last amended February 5, 1998, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed on March 7, 2001.

(2) Amended and Restated Bylaws dated February 5, 1998, last amended February 22, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed April 30, 2001.

(3)                     Not Applicable.

(4)                     Agreement and Plan of Reorganization, filed herewith.

(5)                     Not Applicable.

(6)(a) Investment Advisory Agreement with Banc of America Capital Management, LLC ("BACAP") and Nations Separate Account Trust (formerly Nations Annuity Trust) ("Registrant") dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.

(6)(b) Investment Advisory Agreement between BACAP and the Registrant on dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.

(6)(c) Sub-Advisory Agreement among BACAP, Marisco Capital Management, Inc. ("Marisco Capital") and the Registrant dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.

(6)(d) Sub-Advisory Agreement among BACAP, Brandes Investment Partners, LLC ("Brandes") and the Registrant dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.

(6)(e) Sub-Advisory Agreement among BACAP, McKay Shields LLC ("MacKay Shields") and Registrant dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.

(7) Distribution Agreement between the Registrant and BACAP Distributors, LLC, dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.

(8) Deferred Compensation Plan dated August 6, 1997, last amended February 28, 2002, incorporated by reference to Post-Effective Amendment No. 10 filed April 30, 2002.

(9) Amended and Restated Custody Agreement between the Registrant and the Bank of New York ("BNY") dated July 2, 2001, incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.

(10) Shareholder Servicing and Distribution Plan, Exhibit A last amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2002.

(11)                    Opinion and Consent of Counsel -- Morrison & Foerster
                        LLP, filed herewith.

(12)                    See Item 17(3) of this Part C.

(13)(a) Administration Agreement among the Registrant and BACAP Distributors, LLC, dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2002.

(13)(b) Sub-Administration Agreement among the Registrant, BNY and BACAP Distributors, LLC dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.

(13)(c)                 Transfer Agency and Services Agreement between PFPC Inc.
                        (formerly First Data Investor Services Group, Inc.) ("PFPC") and the Nations Funds family dated June 1, 1995, Schedule G dated August1, 2003, incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, filed September 2, 2003.

(13)(d) Adoption Agreement and Amendment to Transfer Agency and Service Agreement dated February 25, 1998, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.

(13)(e) Amendment to Transfer Agency and Services Agreement dated December 1, 1999, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.

(13)(f) Participation Agreement with Hartford Life Insurance Company dated March 13, 1998, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed March 7, 2000.

(13)(g) Form of Participation Agreement with Anchor National Life Insurance Company dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(13)(h) Participation Agreement with Transamerica Life Insurance Company dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed April 30, 2001.

(13)(i) Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations Funds family dated July 2, 2001, Appendix dated August 1, 2003, incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, filed September 2, 2003.

(14)                    Consent of Independent Accountants --
                        PricewaterhouseCoopers LLP, filed herewith.

(15)                    Not Applicable.

(16)(a)                 Powers of Attorney for Edmund L. Benson, Charles B.
                        Walker, Thomas B. Word, Jr., William H. Grigg, Thomas F. Keller, Carl E. Mundy, Jr., James B. Sommers, Cornelius
                        J. Pings, William P. Carmichael, and Edward D. Bedard, incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement, filed April 30, 2003.

(16)(b) Power of Attorney for Minor Mickel Shaw, incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, filed September 2, 2003.

(17)(a)                 Form of Proxy Ballot, filed herewith.

(17)(b) Prospectuses for the Nations Capital Growth Portfolio and Nations Marsico Growth Portfolio, dated May 1, 2003, are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement, as filed on April 30, 2003.

(17)(c) Statements of Additional Information for the Nations Capital Growth Portfolio and Nations Marsico Growth Portfolio, dated May 1, 2003, are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement, as filed on April 30, 2003.

Item 17. Undertakings.

      (1) Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, State of North Carolina on the 26th day of September, 2003.

                                               NATIONS SEPARATE ACCOUNT TRUST

                                               By:            *
                                                   -----------------------------
                                                   Edward D. Bedard
                                                   President (interim) and Chief
                                                     Executive Officer (interim)

                                               By:  /s/ Robert Carroll
                                                   -----------------------------
                                                   Robert B. Carroll
                                                   *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on N-14 has been signed below by the following persons in the capacities and on the date indicated:


          SIGNATURES                                    TITLE                                DATE
          ----------                                    -----                                ----
                *
---------------------------------------                Chairman                       September 26, 2003
(William P. Carmichael)                         of the Board of Trustees

                *                                   Chief Financial                   September 26, 2003
---------------------------------------            Officer (interim)
(Gerald Murphy)                                   (Principal Financial
                                                  and Accounting Officer)



                *                                      Trustee                        September 26, 2003
----------------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                        September 26, 2003
-----------------------------------------
(William H. Grigg)

                *                                      Trustee                        September 26, 2003
----------------------------------------
(Thomas F. Keller)

                *                                      Trustee                        September 26, 2003
----------------------------------------
(Carl E. Mundy, Jr.)

                *                                      Trustee                        September 26, 2003
----------------------------------------
(Cornelius J. Pings)

                *                                      Trustee                        September 26, 2003
----------------------------------------
(James B. Sommers)

                *                                      Trustee                        September 26, 2003
----------------------------------------
(Charles B. Walker)

                *                                      Trustee                        September 26, 2003
----------------------------------------
(Thomas S. Word)

                *                                      Trustee                        September 26, 2003
----------------------------------------
(Minor Mickel Shaw)


/s/ Robert Carroll
----------------------------------------
Robert B. Carroll
*Attorney-in-Fact

                                  EXHIBIT INDEX

                         NATIONS SEPARATE ACCOUNT TRUST

                                  FILE NO. 333-


Exhibit No.         Description
-----------         -----------
(4)                 Agreement and Plan of Reorganization

(11)                Opinion and Consent of Counsel -
                    Morrison & Foerster LLP

(14)                Consent of Independent Accountants --
                    PricewaterhouseCoopers LLP

(17)(a)             Form of Proxy Ballot